UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22110

AdvisorShares Trust
(Exact name of registrant as specified in charter)

2 Bethesda Metro Center Suite 1330 Bethesda, MD	20814
(Address of principal executive offices)	(Zip code)

Noah Hamman 2 Bethesda Metro Center Suite 1330 Bethesda, MD 20814
(Name and address of agent for service)

Registrant's telephone number, including area code:	1 (877) 843-3831

Date of fiscal year end:	June 30, 2013

Date of reporting period:	September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

ADVISORSHARES TRUST
ACCUVEST GLOBAL LONG SHORT ETF
Schedule of Investments

September 30, 2012 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS–96.3%
Equity Fund-96.3%
iShares Core S&P 500 ETF (a)	22,271	$3,215,932
iShares MSCI Germany Index Fund	146,579	3,309,754
iShares MSCI Russia Capped Index Fund (a)	95,537	2,156,270
iShares MSCI South Africa Index Fund (a)	20,486	1,367,440
iShares MSCI South Korea Index Fund (a)	42,035	2,485,530
iShares MSCI Thailand Investable Index Fund (a)	31,545	2,392,057
iShares MSCI Turkey Investable Market Index Fund	77,993	4,358,249
iShares MSCI U.K. Index Fund (a)	78,338	1,363,865
iShares Russell 2000 Index Fund	30,880	2,577,245
Wisdomtree India Earnings Fund	86,720	1,642,477
Total Exchange Traded Funds (Cost $23,866,096)		24,868,819

MONEY MARKET FUND–8.0%
Dreyfus Cash Management - Investor Class (Cost $2,064,486)	2,064,486	2,064,486
Total Investments Before Securities Sold, Not Yet Purchased (Cost $25,930,582)		26,933,305

Securities Sold, Not Yet Purchased
EXCHANGE TRADED FUNDS–(47.8)%
Equity Fund
iShares MSCI Austria Investable Market Index Fund	35,420	(542,989)
iShares MSCI Brazil Index Fund	4,586	(247,873)
iShares MSCI Canada Index Fund	48,318	(1,375,130)
iShares MSCI Chile Investable Market Index Fund	36,902	(2,292,352)
iShares MSCI Hong Kong Index Fund	56,776	(1,033,323)
iShares MSCI Italy Index Fund	134,511	(1,618,168)
iShares MSCI Japan Index Fund	197,127	(1,805,683)
iShares MSCI Spain Index Fund	77,953	(2,158,519)

ADVISORSHARES TRUST
ACCUVEST GLOBAL LONG SHORT ETF
Schedule of Investments

Equity Fund–(47.8)% (continued)
iShares MSCI Taiwan Index Fund	95,195	$(1,271,805)
Total Securities Sold, Not Yet Purchased [Proceeds Received $(11,560,264)]		(12,345,842)

Total Investments Net of Securities Sold, Not Yet Purchased –56.5% (Cost $14,370,318)		14,587,463
Other Assets in Excess of Liabilities–43.5%		11,245,981
Net Assets–100.0%		$25,833,444

(a)	Represents security, or a portion thereof, segregated as collateral for securities sold, not yet purchased.

Cash of $11,238,964 has been segregated to cover requirement for open short sales as of September 30, 2012.

ADVISORSHARES TRUST
ACCUVEST GLOBAL OPPORTUNITIES ETF
Schedule of Investments

September 30, 2012 (Unaudited)
Investments	Shares	Value
EXCHANGE TRADED FUNDS–100.0%
Equity Fund–100.0%
iShares MSCI Germany Index Fund	122,297	$2,761,466
iShares MSCI Russia Capped Index Fund	83,368	1,881,616
iShares MSCI South Korea Index Fund	37,136	2,195,852
iShares MSCI Thailand Investable Market Index Fund	24,503	1,858,062
iShares MSCI Turkey Investable Market Index Fund	64,994	3,631,865
iShares S&P 500 Index Fund	19,591	2,828,940
Total Investments–100.0% (Cost $14,532,415)		15,157,801
Liabilities in Excess of Other Assets–(0.0)%†		(5,219)
Net Assets–100.0%		$15,152,582

† Less than (0.05)%

ADVISORSHARES TRUST
RANGER EQUITY BEAR ETF(a)
Schedule of Investments

September 30, 2012 (Unaudited)
Investments	Shares	Value
MONEY MARKET FUNDS–47.6%
Morgan Stanley Institutional Liquidity Funds – Government Portfolio	50,000,000	$50,000,000
Fidelity Institutional Government Money Market Portfolio - Class III	105,423,103	105,423,103

Total Investments Before Securities Sold, Not Yet Purchased (Cost $155,423,103)		155,423,103

Securities Sold, Not Yet Purchased–(92.7)%
COMMON STOCKS–(92.7)%
Aerospace/Defense–(6.5)%
Lockheed Martin Corp.	63,146	(5,896,574)
Rockwell Collins, Inc.	174,700	(9,370,908)
Spirit Aerosystems Holdings, Inc., Class A*	262,600	(5,832,346)
Total Aerospace/Defense		(21,099,828)

Airlines–(1.9)%
Alaska Air Group, Inc.*	175,000	(6,135,500)

Apparel–(5.3)%
Coach, Inc.	223,300	(12,509,266)
Steven Madden Ltd.*	108,500	(4,743,620)
Total Apparel		(17,252,886)

Auto Manufacturers–(1.8)%
PACCAR, Inc.	149,000	(5,963,725)

Auto Parts & Equipment–(5.5)%
Goodyear Tire & Rubber Co. (The)*	755,801	(9,213,214)
Johnson Controls, Inc.	320,300	(8,776,220)
Total Auto Parts & Equipment		(17,989,434)

Banks–(6.8)%
Citigroup, Inc.	251,895	(8,242,004)
Deutsche Bank AG (Germany)(b)	268,600	(10,649,990)

ADVISORSHARES TRUST
RANGER EQUITY BEAR ETF(a)
Schedule of Investments (continued)

September 30, 2012 (Unaudited)
Investments	Shares	Value
Banks–(6.8)% (continued)
TCF Financial Corp.	282,800	$(3,376,632)
Total Banks		(22,268,626)

Beverages–(2.5)%
Green Mountain Coffee Roasters, Inc.*	347,200	(8,246,000)

Chemicals–(1.5)%
Dow Chemical Co. (The)	164,000	(4,749,440)

Commercial Services–(3.4)%
Ritchie Bros Auctioneers, Inc. (Canada)	576,500	(11,086,095)

Computers–(1.1)%
Super Micro Computer, Inc.*	289,165	(3,478,655)

Distribution/Wholesale–(3.9)%
Fossil, Inc.*	94,800	(8,029,560)
Pool Corp.	113,249	(4,708,893)
Total Distribution/Wholesale		(12,738,453)

Electrical Components & Equipment–(1.0)%
Graftech International Ltd.*	367,500	(3,303,825)

Electronics–(1.6)%
Gentex Corp.	313,500	(5,332,635)

Entertainment–(1.5)%
Penn National Gaming, Inc.*	114,600	(4,939,260)

Environmental Control–(1.8)%
Clean Harbors, Inc.*	122,900	(6,003,665)

Healthcare - Products–(1.3)%
Varian Medical Systems, Inc.*	70,900	(4,276,688)

Internet–(10.6)%
Broadsoft, Inc.*	72,300	(2,965,746)
Constant Contact, Inc.*	540,686	(9,407,937)
F5 Networks, Inc.*	51,100	(5,350,170)
HomeAway, Inc.*	143,200	(3,358,040)
Netflix, Inc.*	137,528	(7,487,024)
OpenTable, Inc.*	71,000	(2,953,600)

ADVISORSHARES TRUST
RANGER EQUITY BEAR ETF(a)
Schedule of Investments (continued)

September 30, 2012 (Unaudited)
Investments	Shares	Value
Internet–(10.6)% (continued)
Splunk, Inc.*	85,961	$(3,156,488)
Total Internet		(34,679,005)

Iron / Steel–(2.2)%
Vale SA (Brazil)(c)	408,800	(7,317,520)

Lodging–(1.6)%
Caesars Entertainment Corp.*	753,681	(5,125,031)

Miscellaneous Manufacturing–(1.3)%
Aptargroup, Inc.	83,200	(4,302,272)

Retail–(10.2)%
CarMax, Inc.*	265,600	(7,516,480)
Coinstar, Inc.*	93,700	(4,214,626)
Ross Stores, Inc.	92,700	(5,988,420)
Tiffany & Co.	170,600	(10,556,728)
Williams-Sonoma, Inc.	114,700	(5,043,359)
Total Retail		(33,319,613)

Semiconductors–(7.7)%
Lam Research Corp.*	273,361	(8,688,779)
Marvell Technology Group Ltd. (Bermuda)	1,092,500	(9,996,375)
Maxim Integrated Products, Inc.	243,900	(6,492,618)
Total Semiconductors		(25,177,772)

Software–(1.8)%
VMware, Inc., Class A*	59,300	(5,736,682)

Telecommunications–(8.5)%
Acme Packet, Inc.*	428,700	(7,330,770)
Finisar Corp.*	380,000	(5,434,000)
Telefonaktiebolaget LM Ericsson (Sweden)(c)	800,000	(7,304,000)
ViaSat, Inc.*	202,200	(7,558,236)
Total Telecommunications		(27,627,006)
Transportation–(1.4)%

Con-Way, Inc.	170,000	(4,652,900)
Total Securities Sold, Not Yet Purchased [Proceeds Received $(297,712,193)]		(302,802,516)

ADVISORSHARES TRUST
RANGER EQUITY BEAR ETF(a)
Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Investments	Shares	Value
Total Investments–(45.1)% [Cost $(142,289,090)]		$(147,379,413)
Other Assets in Excess of Liabilities–145.1%		474,053,660
Net Assets–100.0%		$326,674,247

*	Non-income producing security
(a)	Formerly Active Bear ETF
(b)	Registered Shares
(c)	American Depositary Receipt

Cash of $347,110,174 has been segregated to cover requirement for open short sales as of September 30, 2012.

ADVISORSHARES TRUST
CAMBRIA GLOBAL TACTICAL ETF
Schedule of Investments

September 30, 2012 (Unaudited)
Investments	Shares	Value
EXCHANGE TRADED FUNDS–98.4%
Commodity Fund-21.1%
PowerShares DB Agriculture Fund*	94,607	$2,782,392
PowerShares DB Base Metals Fund*	121,992	2,415,442
PowerShares DB Commodity Index Tracking Fund*	72,521	2,079,902
PowerShares DB Energy Fund*	73,833	2,099,072
PowerShares DB Precious Metals Fund*	50,421	3,108,959
United States Commodity Index Fund*	46,282	2,839,401
Total Commodity Fund		15,325,168

Debt Fund-17.9%
iShares Barclays 20+ Year Treasury Bond Fund	14,533	1,805,435
iShares iBoxx $ High Yield Corporate Bond Fund	30,638	2,830,032
iShares iBoxx $ Investment Grade Corporate Bond Fund	23,690	2,884,731
PowerShares Emerging Markets Sovereign Debt Portfolio	96,894	2,973,677
PowerShares Fundamental High Yield Corporate Bond Portfolio	129,559	2,469,394
Total Debt Fund		12,963,269

Equity Fund-59.4%
Consumer Discretionary Select Sector SPDR Fund	31,526	1,474,471
Consumer Staples Select Sector SPDR Fund	20,079	719,431
Financial Select Sector SPDR Fund	46,988	733,013
Health Care Select Sector SPDR Fund	36,919	1,480,821
Industrial Select Sector SPDR Fund	18,396	672,190
iShares FTSE NAREIT Mortgage Plus Capped Index Fund	155,745	2,340,847
iShares FTSE NAREIT Residential Plus Capped Index Fund	45,976	2,165,929
iShares MSCI All Peru Capped Index Fund	8,138	360,595
iShares MSCI Australia Index Fund	30,575	727,379
iShares MSCI Austria Investable Market Index Fund	22,790	349,371
iShares MSCI Belgium Investable Market Index Fund	62,315	783,923
iShares MSCI Canada Index Fund	12,876	366,451
iShares MSCI Chile Investable Market Index Fund	4,689	291,281
iShares MSCI EAFE Small Capital Index Fund	16,128	624,154
iShares MSCI France Index Fund	17,008	356,828

ADVISORSHARES TRUST
CAMBRIA GLOBAL TACTICAL ETF
Schedule of Investments (continued)

September 30, 2012 (Unaudited)
Investments	Shares	Value
Equity Fund-59.4% (continued)
iShares MSCI Germany Index Fund	16,659	$376,160
iShares MSCI Hong Kong Index Fund	39,712	722,758
iShares MSCI Italy Index Fund	56,326	677,602
iShares MSCI Malaysia Index Fund	29,203	425,488
iShares MSCI Mexico Investable Market Index Fund	11,293	738,449
iShares MSCI Netherlands Investable Market Index Fund	39,135	723,997
iShares MSCI Singapore Index Fund	27,890	374,005
iShares MSCI South Africa Index Fund	5,410	361,117
iShares MSCI South Korea Index Fund	6,100	360,693
iShares MSCI Spain Index Fund	13,815	382,537
iShares MSCI Sweden Index Fund	11,099	313,658
iShares MSCI Switzerland Index Fund	14,150	347,948
iShares MSCI Taiwan Index Fund	28,033	374,521
iShares MSCI Thailand Investable Market Index Fund	10,022	759,968
iShares MSCI Turkey Investable Market Index Fund	13,287	742,478
iShares MSCI United Kingdom Index Fund	41,476	722,097
iShares Russell Microcap(R) Index Fund	7,098	375,058
Market Vectors Gold Miners ETF	26,770	1,437,817
Market Vectors Indonesia Index ETF	12,662	362,007
Market Vectors Junior Gold Miners ETF	29,079	718,833
Market Vectors Russia ETF	12,342	355,326
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	6,427	216,397
PowerShares FTSE RAFI Emerging Markets Portfolio	25,035	533,996
PowerShares FTSE RAFI US 1000 Portfolio	5,927	364,748
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	4,326	292,957
PowerShares QQQ Trust, Series 1	5,219	357,919
SPDR Dow Jones International Real Estate ETF	94,237	3,698,802
SPDR S&P Emerging Markets SmallCap ETF	13,952	620,166
Technology Select Sector SPDR Fund	46,635	1,437,757
Vanguard FTSE All-World ex-U.S. ETF	17,483	751,070
Vanguard Global ex-U.S. Real Estate ETF	43,574	2,241,011
Vanguard Mid-Cap ETF	4,462	362,359
Vanguard MSCI Emerging Markets ETF	2,596	108,383

ADVISORSHARES TRUST
CAMBRIA GLOBAL TACTICAL ETF
Schedule of Investments (continued)

September 30, 2012 (Unaudited)
Investments	Shares	Value
Equity Fund-59.4% (continued)
Vanguard REIT ETF	75,479	$4,903,871
Vanguard Small-Cap ETF	4,576	366,721
Vanguard Total Stock Market ETF	4,934	363,389
WisdomTree Emerging Markets Equity Income Fund	2,651	142,279
WisdomTree Emerging Markets SmallCap Dividend Fund	13,232	606,819
WisdomTree International SmallCap Dividend Fund	13,029	615,620
Total Equity Fund		43,083,465
Total Exchange Traded Funds (Cost $67,525,426)		71,371,902

MONEY MARKET FUND–1.5%
Invesco Government & Agency Portfolio - Private Investment Class (Cost $1,098,501)	1,098,501	1,098,501

Total Investments–99.9% (Cost $68,623,927)		72,470,403
Other Assets in Excess of Liabilities–0.1%		71,023
Net Assets–100.0%		$72,541,426

____________

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

*	Non-income producing security

ADVISORSHARES TRUST
ADVISORSHARES GLOBAL ECHO ETF
Schedule of Investments

September 30, 2012 (Unaudited)
Investments	Shares	Value
COMMON STOCKS–47.9%

Auto Manufacturers–0.5%
Ford Motor Co.	2,480	$24,453

Auto Parts & Equipment–1.4%
Johnson Controls, Inc.	2,661	72,911

Banks–2.0%
Banco Bradesco SA (Brazil)(a)	3,041	48,869
City National Corp.	519	26,734
Itau Unibanco Holding SA (Brazil)(a)	1,816	27,748
Total Banks		103,351

Biotechnology–2.6%
Life Technologies Corp.*	933	45,605
Novozymes A/S (Denmark)(a)	3,139	87,107
Total Biotechnology		132,712

Building Materials–0.7%
TOTO Ltd. (Japan)(a)	2,420	35,598

Commercial Services–2.0%
Automatic Data Processing, Inc.	699	41,003
MasterCard, Inc., Class A	98	44,245
Zipcar, Inc.*	2,293	17,840
Total Commercial Services		103,088

Computers–3.3%
Apple, Inc.	105	70,062
EMC Corp.*	1,539	41,969
Maxwell Technologies, Inc.*	3,585	29,110
Stratasys, Inc.*	544	29,594
Total Computers		170,735

ADVISORSHARES TRUST
ADVISORSHARES GLOBAL ECHO ETF
Schedule of Investments (continued)

September 30, 2012 (Unaudited)
Investments	Shares	Value
Cosmetics/Personal Care–1.1%
Procter & Gamble Co. (The)	856	$59,372

Distribution/Wholesale–1.0%
LKQ Corp.*	2,966	54,871

Electric–0.4%
EnerNOC, Inc.*	1,618	21,002

Electronics–1.2%
Itron, Inc.*	1,467	63,301

Engineering & Construction–0.6%
Aegion Corp., Class A*	1,514	29,008

Environmental Control–0.9%
Stericycle, Inc.*	220	19,914
Tomra Systems ASA (Norway)(a)	3,004	26,465
Total Environmental Control		46,379

Food–4.2%
Annie's, Inc.*	300	13,452
Hain Celestial Group, Inc. (The)*	847	53,361
Nestle SA (Switzerland)(a)	658	41,592
Smart Balance, Inc.*	3,573	43,162
United Natural Foods, Inc.*	1,164	68,036
Total Food		219,603

Healthcare - Products–0.8%
Covidien PLC (Ireland)	708	42,069

Healthcare - Services–0.8%
Laboratory Corp. of America Holdings*	428	39,577

ADVISORSHARES TRUST
ADVISORSHARES GLOBAL ECHO ETF
Schedule of Investments (continued)

September 30, 2012 (Unaudited)
Investments	Shares	Value
Home Builders–0.8%
Daiwa House Industry Co. Ltd. (Japan)(a)	282	$40,749

Internet–1.7%
F5 Networks, Inc.*	336	35,179
Google, Inc., Class A*	70	52,815
Total Internet		87,994

Miscellaneous Manufacturing–1.1%
Aptargroup, Inc.	749	38,731
Pure Technologies Ltd. (Canada)*	3,754	18,124
Total Miscellaneous Manufacturing		56,855

Office Furnishings–0.1%
Virco Manufacturing Corp.*	2,153	5,103

Office/Business Equipment–0.4%
Canon, Inc. (Japan)(a)	616	19,718

Oil & Gas–1.5%
Devon Energy Corp.	577	34,909
EnCana Corp. (Canada)	1,886	41,341
Total Oil & Gas		76,250

Pharmaceuticals–4.6%
GlaxoSmithKline PLC (United Kingdom)(a)	1,127	52,113
Johnson & Johnson	667	45,963
Novartis AG (Switzerland)(a)	938	57,462
Perrigo Co.	337	39,149
Teva Pharmaceutical Industries Ltd. (Israel)(a)	1,013	41,948
Total Pharmaceuticals		236,635

Retail–3.1%
Chipotle Mexican Grill, Inc.*	67	21,275
Coinstar, Inc.*	305	13,719
CVS Caremark Corp.	1,111	53,795

ADVISORSHARES TRUST
ADVISORSHARES GLOBAL ECHO ETF
Schedule of Investments (continued)

September 30, 2012 (Unaudited)
Investments	Shares	Value
Home Depot, Inc. (The)	731	$44,130
J.C. Penney Co., Inc.	1,200	29,148
Total Retail		162,067

Semiconductors–3.1%
Broadcom Corp., Class A	1,137	39,317
Cree, Inc.*	1,022	26,092
First Solar, Inc.*	1,468	32,509
Intel Corp.	1,414	32,069
NXP Semiconductors NV (Netherlands)*	1,193	29,837
Total Semiconductors		159,824

Software–0.6%
Adobe Systems, Inc.*	667	21,651
Informatica Corp.*	330	11,487
Total Software		33,138

Telecommunications–4.7%
Cisco Systems, Inc.	3,875	73,974
Corning, Inc.	1,917	25,209
Millicom International Cellular SA (Luxembourg)*	455	42,265
Telefonica Brasil SA (Brazil)(a)	1,295	28,153
Telenor ASA (Norway)(a)	1,232	71,838
Total Telecommunications		241,439

Transportation–1.0%
Canadian National Railway Co. (Canada)	287	25,322
Union Pacific Corp.	248	29,438
Total Transportation		54,760

Water–1.7%
American Water Works Co., Inc.	593	21,977
Severn Trent PLC (United Kingdom)(a)	2,450	66,446
Total Water		88,423

ADVISORSHARES TRUST
ADVISORSHARES GLOBAL ECHO ETF
Schedule of Investments (continued)

September 30, 2012 (Unaudited)
Investments	Shares	Value
Total Common Stocks (Cost $2,295,094)		$2,480,985

MONEY MARKET FUNDS–10.1%

Federated Government Obligations Fund	68,618	68,618
Fidelity Institutional Money Market Government Portfolio - Class I	220,320	220,320
Fidelity Institutional Money Market Portfolio - Institutional Class	233,485	233,485

Total Money Market Funds (Cost $522,423)		522,423

MORTGAGE BACKED SECURITIES–5.1%

Government National Mortgage Association, Pool G2-783417, 4.50%, 08/20/41 (Cost $263,122)	240,014	265,794

COMMERCIAL MORTGAGE BACKED SECURITIES–6.5%

Government National Mortgage Association, Class B, Series 2011-64, 4.00%@, 10/16/44 (Cost $330,202)	300,000	337,454

MUNICIPAL BONDS–5.0%

Kirkwood Community College, GO Bonds, 5.40%, 06/01/13	90,000	92,882

ADVISORSHARES TRUST
ADVISORSHARES GLOBAL ECHO ETF
Schedule of Investments (continued)

September 30, 2012 (Unaudited)
Investments	Shares	Value
Tippecanoe County School Building Corp., Revenue Bonds, (State Aid Withholding) 4.54%, 01/15/17	150,000	$168,315

Total Municipal Bonds (Cost $261,129)		261,197

ASSET BACKED SECURITIES–3.6%

SBA 100087, 4.58%, 09/25/36 (Cost $184,743)	172,550	187,120

EXCHANGE TRADED FUNDS–21.3%

Equity Fund–21.3%
Ranger Equity Bear ETF (The)*†	746	15,644
Global X Lithium ETF	2,752	42,518
Guggenheim S&P Global Water Index ETF	1,960	42,512
iShares MSCI KLD 400 Social Index Fund	3,600	187,576
Pax MSCI EAFE ESG Index ETF	1,500	34,410
PowerShares Cleantech Portfolio	1,674	36,276
PowerShares Global Clean Energy Portfolio	9,500	72,295
PowerShares Water Resources Portfolio	3,200	62,368
PowerShares Wilderhill Clean Energy Portfolio	9,060	37,599
ProShares Short 20+ Year Treasury*	600	17,454
ProShares Short FTSE China 25*	100	4,184
ProShares Short MSCI EAFE*	300	13,623
SPDR Barclays Capital 1-3 Month T-Bill ETF*	11,700	535,977

Total Exchange Traded Funds (Cost $1,081,150)		1,102,436

ADVISORSHARES TRUST
ADVISORSHARES GLOBAL ECHO ETF
Schedule of Investments (continued)

September 30, 2012 (Unaudited)
Investments	Shares	Value
Total Investments–99.5% (Cost $4,937,863)		$5,157,409
Other Assets in Excess of Liabilities–0.5%		27,777
Net Assets–100.0%		$5,185,186

____________

ETF- Exchange Traded Fund

1
(a)	American Depositary Receipt
*	Non-income producing security
@	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2012.
†	Affiliated company.

ADVISORSHARES TRUST
MADRONA DOMESTIC ETF
Schedule of Investments

September 30, 2012 (Unaudited)
Investments	Shares	Value
COMMON STOCKS–98.7%
Advertising-0.2%
Omnicom Group, Inc.	533	$27,481

Aerospace/Defense-1.5%
Boeing Co. (The)	307	21,373
General Dynamics Corp.	595	39,342
L-3 Communications Holdings, Inc.	190	13,625
Lockheed Martin Corp.	214	19,983
Northrop Grumman Corp.	321	21,324
Rockwell Collins, Inc.	651	34,920
TransDigm Group, Inc.*	365	51,783
United Technologies Corp.	460	36,013
Total Aerospace/Defense		238,363

Agriculture-0.9%
Altria Group, Inc.	439	14,658
Archer-Daniels-Midland Co.	768	20,874
Bunge Ltd. (Bermuda)	737	49,416
Lorillard, Inc.	145	16,885
Philip Morris International, Inc.	238	21,406
Reynolds American, Inc.	313	13,566
Total Agriculture		136,805

Airlines-0.9%
Delta Air Lines, Inc.*	5,125	46,945
Southwest Airlines Co.	6,313	55,365
United Continental Holdings, Inc.*	2,288	44,616
Total Airlines		146,926

Apparel-0.9%
Coach, Inc.	770	43,135
Nike, Inc., Class B	308	29,232
Ralph Lauren Corp.	215	32,515
VF Corp.	262	41,752

ADVISORSHARES TRUST
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

September 30, 2012 (Unaudited)
Investments	Shares	Value
Apparel-0.9% (continued)
Total Apparel		$146,634

Auto Manufacturers-1.1%
Ford Motor Co.	4,678	46,125
General Motors Co.*	3,053	69,456
PACCAR, Inc.	1,391	55,675
Total Auto Manufacturers		171,256

Auto Parts & Equipment-0.7%
BorgWarner, Inc.*	818	56,532
Johnson Controls, Inc.	1,937	53,074
Total Auto Parts & Equipment		109,606

Banks-5.0%
Bank of America Corp.	3,766	33,254
Bank of New York Mellon Corp. (The)	1,952	44,154
BB&T Corp.	1,215	40,289
Capital One Financial Corp.	729	41,560
CIT Group, Inc.*	314	12,369
Citigroup, Inc.	1,826	59,747
Comerica, Inc.	1,227	38,098
Fifth Third Bancorp	1,820	28,228
Goldman Sachs Group, Inc. (The)	547	62,183
Huntington Bancshares, Inc.	3,230	22,287
JPMorgan Chase & Co.	828	33,517
KeyCorp	2,474	21,623
M&T Bank Corp.	306	29,119
Morgan Stanley	3,831	64,131
Northern Trust Corp.	715	33,187
PNC Financial Services Group, Inc.	281	17,731
Regions Financial Corp.	4,363	31,457
State Street Corp.	968	40,617
SunTrust Banks, Inc.	1,735	49,049
US Bancorp	824	28,263

ADVISORSHARES TRUST
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

September 30, 2012 (Unaudited)
Investments	Shares	Value
Banks-5.0% (continued)
Wells Fargo & Co.	1,282	$44,268
Total Banks		775,131

Beverages-0.7%
Beam, Inc.	254	14,615
Brown-Forman Corp., Class B	181	11,810
Coca-Cola Co. (The)	380	14,413
Coca-Cola Enterprises, Inc.	864	27,017
Dr Pepper Snapple Group, Inc.	413	18,391
Monster Beverage Corp.*	262	14,190
PepsiCo, Inc.	141	9,979
Total Beverages		110,415

Biotechnology-1.9%
Alexion Pharmaceuticals, Inc.*	196	22,422
Amgen, Inc.	374	31,536
Biogen Idec, Inc.*	165	24,623
Celgene Corp.*	803	61,349
Gilead Sciences, Inc.*	953	63,213
Life Technologies Corp.*	881	43,063
Regeneron Pharmaceuticals, Inc.*	135	20,609
Vertex Pharmaceuticals, Inc.*	399	22,324
Total Biotechnology		289,139

Chemicals-4.0%
Air Products & Chemicals, Inc.	441	36,471
Airgas, Inc.	400	32,920
Albemarle Corp.	726	38,246
Ashland, Inc.	744	53,270
Celanese Corp., Series A	1,498	56,789
CF Industries Holdings, Inc.	275	61,116
Dow Chemical Co. (The)	975	28,236
E.I. du Pont de Nemours & Co.	748	37,602
Eastman Chemical Co.	646	36,828

ADVISORSHARES TRUST
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

September 30, 2012 (Unaudited)
Investments	Shares	Value
Chemicals-4.0% (continued)
Ecolab, Inc.	376	$24,369
FMC Corp.	535	29,628
Monsanto Co.	294	26,760
Mosaic Co. (The)	911	52,483
PPG Industries, Inc.	304	34,911
Praxair, Inc.	224	23,269
Sherwin-Williams Co. (The)	150	22,337
Sigma-Aldrich Corp.	238	17,129
Total Chemicals		612,364

Commercial Services-2.6%
Alliance Data Systems Corp.*	307	43,579
Automatic Data Processing, Inc.	321	18,830
Equifax, Inc.	582	27,109
Hertz Global Holdings, Inc.*	4,397	60,371
Iron Mountain, Inc.	642	21,899
MasterCard, Inc., Class A	92	41,536
Moody's Corp.	1,150	50,795
Paychex, Inc.	528	17,577
Verisk Analytics, Inc., Class A*	375	17,854
Visa, Inc., Class A	332	44,581
Western Union Co. (The)	2,831	51,581
Total Commercial Services		395,712

Computers-3.3%
Apple, Inc.	95	63,390
Cognizant Technology Solutions Corp., Class A*	829	57,964
Dell, Inc.	4,054	39,972
EMC Corp.*	1,929	52,604
Hewlett-Packard Co.	3,128	53,363
IHS, Inc., Class A*	262	25,506
International Business Machines Corp.	203	42,112
NetApp, Inc.*	1,392	45,769
SanDisk Corp.*	703	30,531

ADVISORSHARES TRUST
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

September 30, 2012 (Unaudited)
Investments	Shares	Value
Computers-3.3% (continued)
Teradata Corp.*	390	$29,410
Western Digital Corp.	1,752	67,855
Total Computers		508,476

Cosmetics/Personal Care-0.4%
Avon Products, Inc.	377	6,013
Colgate-Palmolive Co.	133	14,260
Estee Lauder Cos., Inc. (The), Class A	510	31,401
Procter & Gamble Co. (The)	191	13,248
Total Cosmetics/Personal Care		64,922

Distribution/Wholesale-0.8%
Fastenal Co.	517	22,226
Genuine Parts Co.	324	19,774
LKQ Corp.*	2,700	49,950
W.W. Grainger, Inc.	169	35,214
Total Distribution/Wholesale		127,164

Diversified Financial Services-3.3%
Affiliated Managers Group, Inc.*	370	45,510
American Express Co.	626	35,594
Ameriprise Financial, Inc.	1,006	57,030
BlackRock, Inc.	219	39,048
Charles Schwab Corp. (The)	1,955	25,005
CME Group, Inc.	403	23,092
Discover Financial Services	1,262	50,139
Franklin Resources, Inc.	319	39,897
IntercontinentalExchange, Inc.*	199	26,549
Invesco Ltd. (Bermuda)	1,848	46,182
NYSE Euronext	1,348	33,228
SLM Corp.	2,261	35,543
T. Rowe Price Group, Inc.	464	29,371
TD Ameritrade Holding Corp.	1,727	26,544
Total Diversified Financial Services		512,732

ADVISORSHARES TRUST
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

September 30, 2012 (Unaudited)
Investments	Shares	Value
Electric-1.8%
AES Corp. (The)*	2,442	$26,789
Alliant Energy Corp.	242	10,500
American Electric Power Co., Inc.	202	8,876
Calpine Corp.*	2,403	41,572
CMS Energy Corp.	537	12,646
Consolidated Edison, Inc.	125	7,486
Dominion Resources, Inc.	179	9,476
DTE Energy Co.	154	9,231
Duke Energy Corp.	184	11,923
Edison International	179	8,179
Entergy Corp.	105	7,277
FirstEnergy Corp.	145	6,395
NextEra Energy, Inc.	174	12,237
Northeast Utilities	297	11,354
OGE Energy Corp.	225	12,479
PG&E Corp.	252	10,753
Pinnacle West Capital Corp.	244	12,883
PPL Corp.	568	16,500
SCANA Corp.	201	9,702
Southern Co. (The)	229	10,555
Wisconsin Energy Corp.	232	8,739
Xcel Energy, Inc.	362	10,031
Total Electric		275,583

Electrical Components & Equipment-0.5%
AMETEK, Inc.	905	32,082
Emerson Electric Co.	919	44,360
Total Electrical Components & Equipment		76,442

Electronics-1.9%
Agilent Technologies, Inc.	1,301	50,023
Amphenol Corp., Class A	774	45,573

ADVISORSHARES TRUST
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

September 30, 2012 (Unaudited)
Investments	Shares	Value
Electronics-1.9% (continued)
Honeywell International, Inc.	810	$48,398
Thermo Fisher Scientific, Inc.	895	52,653
Trimble Navigation Ltd.*	1,150	54,809
Waters Corp.*	414	34,499
Total Electronics		285,955

Engineering & Construction-0.4%
Engility Holdings, Inc.*	32	590
Fluor Corp.	1,002	56,393
Total Engineering & Construction		56,983

Environmental Control-0.5%
Republic Services, Inc.	1,417	38,982
Stericycle, Inc.*	218	19,733
Waste Management, Inc.	546	17,516
Total Environmental Control		76,231

Food-1.8%
Campbell Soup Co.	308	10,725
ConAgra Foods, Inc.	670	18,485
General Mills, Inc.	423	16,856
H.J. Heinz Co.	256	14,323
Hershey Co. (The)	174	12,335
Hormel Foods Corp.	867	25,351
JM Smucker Co. (The)	240	20,719
Kellogg Co.	366	18,908
Kraft Foods, Inc., Class A*	557	23,032
Kroger Co. (The)	1,658	39,029
McCormick & Co., Inc.	246	15,262
Tyson Foods, Inc., Class A	2,378	38,096
Whole Foods Market, Inc.	198	19,285
Total Food		272,406

ADVISORSHARES TRUST
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

September 30, 2012 (Unaudited)
Investments	Shares	Value
Forest Products & Paper-0.2%
International Paper Co.	786	$28,548

Gas-0.3%
CenterPoint Energy, Inc.	422	8,989
NiSource, Inc.	707	18,014
Sempra Energy	194	12,511
Total Gas		39,514

Hand/Machine Tools-0.3%
Stanley Black & Decker, Inc.	663	50,554

Healthcare - Products-2.8%
Baxter International, Inc.	498	30,009
Becton Dickinson and Co.	299	23,489
Boston Scientific Corp.*	3,107	17,834
C.R. Bard, Inc.	182	19,046
CareFusion Corp.*	1,088	30,888
DENTSPLY International, Inc.	783	29,864
Edwards Lifesciences Corp.*	223	23,944
Henry Schein, Inc.*	295	23,385
Hospira, Inc.*	781	25,632
Idexx Laboratories, Inc.*	195	19,373
Intuitive Surgical, Inc.*	38	18,834
Medtronic, Inc.	609	26,260
St. Jude Medical, Inc.	863	36,358
Stryker Corp.	622	34,621
Varian Medical Systems, Inc.*	611	36,856
Zimmer Holdings, Inc.	506	34,216
Total Healthcare - Products		430,609

Healthcare - Services-2.5%
Aetna, Inc.	1,303	51,599
Cigna Corp.	1,130	53,302
DaVita, Inc.*	303	31,394

ADVISORSHARES TRUST
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

September 30, 2012 (Unaudited)
Investments	Shares	Value
Healthcare - Services-2.5% (continued)
HCA Holdings, Inc.	1,762	$58,587
Humana, Inc.	503	35,285
Laboratory Corp. of America Holdings*	392	36,248
Quest Diagnostics, Inc.	541	34,316
UnitedHealth Group, Inc.	815	45,159
WellPoint, Inc.	785	45,538
Total Healthcare - Services		391,428

Home Builders-0.2%
DR Horton, Inc.	375	7,740
Lennar Corp., Class A	706	24,548
Total Home Builders		32,288

Household Products/Wares-0.3%
Church & Dwight Co., Inc.	262	14,145
Clorox Co. (The)	174	12,537
Kimberly-Clark Corp.	195	16,727
Total Household Products/Wares		43,409

Housewares-0.2%
Newell Rubbermaid, Inc.	1,658	31,651

Insurance-4.8%
Aflac, Inc.	1,150	55,062
Allstate Corp. (The)	1,274	50,463
American International Group, Inc.*	1,585	51,972
Aon PLC	643	33,623
Berkshire Hathaway, Inc., Class B*	203	17,905
Chubb Corp. (The)	368	28,071
Cincinnati Financial Corp.	252	9,548
CNA Financial Corp.	1,093	29,292
Hartford Financial Services Group, Inc. (The)	3,536	68,740
Lincoln National Corp.	2,490	60,233
Marsh & McLennan Cos., Inc.	897	30,435

ADVISORSHARES TRUST
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

September 30, 2012 (Unaudited)
Investments	Shares	Value
Insurance-4.8% (continued)
MetLife, Inc.	1,901	$65,508
Principal Financial Group, Inc.	1,999	53,853
Progressive Corp. (The)	745	15,451
Prudential Financial, Inc.	1,056	57,563
Travelers Cos., Inc. (The)	648	44,233
Unum Group	2,605	50,068
WR Berkley Corp.	570	21,369
Total Insurance		743,389

Internet-3.0%
Amazon.com, Inc.*	35	8,901
eBay, Inc.*	807	39,067
Equinix, Inc.*	99	20,399
Expedia, Inc.	574	33,200
F5 Networks, Inc.*	495	51,826
Facebook, Inc., Class A*	467	10,111
Google, Inc., Class A*	85	64,132
Groupon, Inc., Class A*	1,177	5,602
LinkedIn Corp., Class A*	140	16,856
Priceline.com, Inc.*	72	44,549
Rackspace Hosting, Inc.*	533	35,226
Symantec Corp.*	3,085	55,530
TripAdvisor, Inc.*	403	13,271
VeriSign, Inc.*	569	27,705
Yahoo! Inc.*	2,158	34,474
Total Internet		460,849

Iron/Steel-0.4%
Cliffs Natural Resources, Inc.	1,088	42,574
Nucor Corp.	362	13,850
Total Iron/Steel		56,424

Leisure Time-0.7%
Carnival Corp. (Panama)	964	35,128

ADVISORSHARES TRUST
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

September 30, 2012 (Unaudited)
Investments	Shares	Value
Leisure Time-0.7% (continued)
Harley-Davidson, Inc.	854	$36,184
Royal Caribbean Cruises Ltd. (Liberia)	1,234	37,279
Total Leisure Time		108,591

Lodging-1.8%
Hyatt Hotels Corp., Class A*	462	18,549
Las Vegas Sands Corp.	1,323	61,348
Marriott International, Inc., Class A	898	35,112
Starwood Hotels & Resorts Worldwide, Inc.	767	44,455
Wyndham Worldwide Corp.	936	49,121
Wynn Resorts Ltd.	533	61,530
Total Lodging		270,115

Machinery - Construction & Mining-0.8%
Caterpillar, Inc.	655	56,356
Joy Global, Inc.	1,171	65,646
Total Machinery - Construction & Mining		122,002

Machinery - Diversified-1.5%
Cummins, Inc.	595	54,865
Deere & Co.	591	48,752
Flowserve Corp.	309	39,472
Rockwell Automation, Inc.	757	52,649
Roper Industries, Inc.	262	28,791
Total Machinery - Diversified		224,529

Media-4.4%
CBS Corp., Class B	1,310	47,592
Comcast Corp., Class A	1,276	45,643
DIRECTV*	1,090	57,181
Discovery Communications, Inc., Class A*	953	56,827
DISH Network Corp., Class A	391	11,968
Liberty Global, Inc., Class A*	770	46,777
Liberty Media Corp. - Capital, Class A*	159	16,563

ADVISORSHARES TRUST
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

September 30, 2012 (Unaudited)
Investments	Shares	Value
Media-4.4% (continued)
McGraw-Hill Cos., Inc. (The)	717	$39,141
News Corp., Class A	2,241	54,972
Scripps Networks Interactive, Inc., Class A	614	37,595
Sirius XM Radio, Inc.*	25,151	65,393
Time Warner Cable, Inc.	580	55,135
Time Warner, Inc.	1,094	49,591
Viacom, Inc., Class B	1,076	57,663
Walt Disney Co. (The)	770	40,256
Total Media		682,297

Metal Fabricate/Hardware-0.2%
Precision Castparts Corp.	223	36,425

Mining-0.7%
Alcoa, Inc.	2,908	25,736
Freeport-McMoRan Copper & Gold, Inc.	733	29,012
Southern Copper Corp.	1,372	47,142
Total Mining		101,890

Miscellaneous Manufacturing-2.7%
3M Co.	354	32,717
Danaher Corp.	811	44,727
Dover Corp.	922	54,850
Eaton Corp.	1,325	62,619
General Electric Co.	2,123	48,213
Illinois Tool Works, Inc.	689	40,975
Pall Corp.	502	31,872
Parker Hannifin Corp.	531	44,381
Textron, Inc.	2,362	61,813
Total Miscellaneous Manufacturing		422,167

Office/Business Equipment-0.3%
Xerox Corp.	6,009	44,106

ADVISORSHARES TRUST
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

September 30, 2012 (Unaudited)
Investments	Shares	Value
Oil & Gas-6.3%
Anadarko Petroleum Corp.	269	$18,808
Apache Corp.	320	27,670
Cabot Oil & Gas Corp.	324	14,548
Chesapeake Energy Corp.	469	8,850
Concho Resources, Inc.*	633	59,977
CONSOL Energy, Inc.	552	16,588
Continental Resources, Inc.*	647	49,754
Denbury Resources, Inc.*	4,203	67,921
Devon Energy Corp.	489	29,585
Diamond Offshore Drilling, Inc.	635	41,789
EOG Resources, Inc.	348	38,993
EQT Corp.	431	25,429
Exxon Mobil Corp.	206	18,839
Hess Corp.	1,226	65,861
HollyFrontier Corp.	1,475	60,873
Linn Energy LLC	221	9,114
Marathon Oil Corp.	941	27,825
Marathon Petroleum Corp.	1,159	63,270
Murphy Oil Corp.	438	23,516
Noble Energy, Inc.	243	22,529
Peabody Energy Corp.	2,200	49,038
Phillips 66	605	28,054
Pioneer Natural Resources Co.	685	71,514
QEP Resources, Inc.	1,650	52,239
Southwestern Energy Co.*	477	16,590
Valero Energy Corp.	1,818	57,594
Total Oil & Gas		966,768

Oil & Gas Services-2.6%
Baker Hughes, Inc.	1,375	62,191
Cameron International Corp.*	1,172	65,714
FMC Technologies, Inc.*	1,169	54,125
Halliburton Co.	1,880	63,337
National Oilwell Varco, Inc.	759	60,804

ADVISORSHARES TRUST
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

September 30, 2012 (Unaudited)
Investments	Shares	Value
Oil & Gas Services-2.6% (continued)
Oceaneering International, Inc.	781	$43,150
Schlumberger Ltd. (Curacao)	755	54,609
Total Oil & Gas Services		403,930

Packaging & Containers-0.2%
Ball Corp.	897	37,952

Pharmaceuticals-2.3%
Abbott Laboratories	366	25,093
Allergan, Inc.	242	22,162
AmerisourceBergen Corp.	1,009	39,058
Bristol-Myers Squibb Co.	229	7,729
Cardinal Health, Inc.	926	36,086
Johnson & Johnson	226	15,574
McKesson Corp.	463	39,832
Mead Johnson Nutrition Co.	212	15,535
Merck & Co., Inc.	253	11,410
Mylan, Inc.*	2,279	55,608
Perrigo Co.	203	23,583
Pfizer, Inc.	464	11,530
Watson Pharmaceuticals, Inc.*	522	44,454
Total Pharmaceuticals		347,654

Pipelines-1.5%
Buckeye Partners LP	170	8,155
El Paso Pipeline Partners LP	375	13,957
Enbridge Energy Partners LP	254	7,478
Energy Transfer Equity LP	485	21,922
Enterprise Products Partners LP	190	10,184
Kinder Morgan Energy Partners LP	95	7,838
Kinder Morgan Management LLC*	86	6,570
Kinder Morgan, Inc.	347	12,325
Magellan Midstream Partners LP	163	14,256
Markwest Energy Partners LP	206	11,211

ADVISORSHARES TRUST
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

September 30, 2012 (Unaudited)
Investments	Shares	Value
Pipelines-1.5% (continued)
ONEOK Partners LP	150	$8,925
ONEOK, Inc.	603	29,131
Plains All American Pipeline LP	137	12,083
Spectra Energy Corp.	349	10,247
Williams Cos., Inc. (The)	1,173	41,020
Williams Partners LP	212	11,592
Total Pipelines		226,894

Private Equity-0.4%
Blackstone Group LP (The)	4,085	58,334

Real Estate-0.3%
CBRE Group, Inc.*	2,686	49,449

Real Estate Investment Trust-1.2%
American Capital Agency Corp.	411	14,216
American Tower Corp., Class A	173	12,350
Annaly Capital Management, Inc.	783	13,186
AvalonBay Communities, Inc.	55	7,479
Camden Property Trust	110	7,094
Digital Realty Trust, Inc.	96	6,706
Entertainment Properties Trust	792	35,189
Essex Property Trust, Inc.	37	5,485
Federal Realty Investment Trust	57	6,002
HCP, Inc.	190	8,451
Health Care REIT, Inc.	106	6,122
Host Hotels & Resorts, Inc.	439	7,046
Kimco Realty Corp.	330	6,689
Plum Creek Timber Co., Inc.	154	6,751
Public Storage	47	6,541
Rayonier, Inc.	348	17,055
Simon Property Group, Inc.	41	6,224
Ventas, Inc.	94	5,852
Weyerhaeuser Co.	249	6,509

ADVISORSHARES TRUST
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

September 30, 2012 (Unaudited)
Investments	Shares	Value
Real Estate Investment Trust-1.2% (continued)
Total Real Estate Investment Trust		$184,947

Retail-8.7%
Advance Auto Parts, Inc.	635	43,459
AutoZone, Inc.*	118	43,621
Bed Bath & Beyond, Inc.*	733	46,179
Best Buy Co., Inc.	2,532	43,525
CarMax, Inc.*	1,485	42,026
Chipotle Mexican Grill, Inc.*	48	15,242
Costco Wholesale Corp.	219	21,927
CVS Caremark Corp.	739	35,782
Darden Restaurants, Inc.	775	43,206
Dick's Sporting Goods, Inc.	712	36,917
Dollar General Corp.*	682	35,150
Dollar Tree, Inc.*	655	31,620
Family Dollar Stores, Inc.	486	32,222
Gap, Inc. (The)	986	35,279
Home Depot, Inc. (The)	640	38,637
Kohl's Corp.	1,038	53,166
Lowe's Cos., Inc.	1,688	51,045
Ltd. Brands, Inc.	726	35,763
Macy's, Inc.	1,437	54,060
McDonald's Corp.	234	21,470
Nordstrom, Inc.	709	39,123
O'Reilly Automotive, Inc.*	390	32,612
PetSmart, Inc.	448	30,903
PVH Corp.	612	57,357
Ross Stores, Inc.	400	25,840
Sally Beauty Holdings, Inc.*	1,572	39,441
Staples, Inc.	3,720	42,854
Starbucks Corp.	519	26,339
Target Corp.	576	36,559
Tiffany & Co.	757	46,843
TJX Cos., Inc. (The)	564	25,262

ADVISORSHARES TRUST
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

September 30, 2012 (Unaudited)
Investments	Shares	Value
Retail-8.7% (continued)
Tractor Supply Co.	377	$37,282
ULTA Salon Cosmetics & Fragrance, Inc.	303	29,180
Walgreen Co.	1,450	52,838
Wal-Mart Stores, Inc.	332	24,502
Yum! Brands, Inc.	392	26,005
Total Retail		1,333,236

Savings & Loans-0.1%
New York Community Bancorp, Inc.	747	10,578

Semiconductors-3.3%
Altera Corp.	1,104	37,519
Analog Devices, Inc.	772	30,255
Applied Materials, Inc.	3,036	33,897
Broadcom Corp., Class A	1,576	54,498
Intel Corp.	1,858	42,139
KLA-Tencor Corp.	925	44,127
Lam Research Corp.*	1,030	32,739
Linear Technology Corp.	663	21,117
Maxim Integrated Products, Inc.	1,236	32,902
Microchip Technology, Inc.	849	27,796
NVIDIA Corp.*	3,411	45,503
QUALCOMM, Inc.	796	49,742
Texas Instruments, Inc.	802	22,095
Xilinx, Inc.	978	32,675
Total Semiconductors		507,004

Software-4.0%
Activision Blizzard, Inc.	3,958	44,646
Adobe Systems, Inc.*	1,059	34,375
Akamai Technologies, Inc.*	1,036	39,637
ANSYS, Inc.*	562	41,251
Autodesk, Inc.*	1,306	43,581
BMC Software, Inc.*	827	34,312

ADVISORSHARES TRUST
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

September 30, 2012 (Unaudited)
Investments	Shares	Value
Software-4.0% (continued)
CA, Inc.	1,283	$33,057
Cerner Corp.*	240	18,579
Citrix Systems, Inc.*	303	23,201
Fidelity National Information Services, Inc.	1,047	32,687
Fiserv, Inc.*	490	36,275
Intuit, Inc.	601	35,387
Microsoft Corp.	1,230	36,629
Nuance Communications, Inc.*	1,974	49,133
Oracle Corp.	1,568	49,376
Red Hat, Inc.*	294	16,740
Salesforce.com, Inc.*	78	11,910
VMware, Inc., Class A*	357	34,536
Total Software		615,312

Telecommunications-2.1%
AT&T, Inc.	391	14,741
Centurylink, Inc.	331	13,372
Cisco Systems, Inc.	2,731	52,135
Corning, Inc.	3,038	39,950
Crown Castle International Corp.*	224	14,358
Juniper Networks, Inc.*	2,790	47,737
Motorola Solutions, Inc.	1,012	51,157
Verizon Communications, Inc.	339	15,448
Virgin Media, Inc.	2,439	71,804
Total Telecommunications		320,702

Textiles-0.2%
Cintas Corp.	717	29,720

Toys/Games/Hobbies-0.2%
Mattel, Inc.	728	25,829

Transportation-2.0%
C.H. Robinson Worldwide, Inc.	431	25,235

ADVISORSHARES TRUST
MADRONA DOMESTIC ETF
Schedule of Investments (continued)

September 30, 2012 (Unaudited)
Investments	Shares	Value
Transportation-2.0% (continued)
CSX Corp.	1,975	$40,981
Expeditors International of Washington, Inc.	539	19,598
FedEx Corp.	481	40,702
JB Hunt Transport Services, Inc.	610	31,745
Kansas City Southern	544	41,224
Norfolk Southern Corp.	633	40,278
Union Pacific Corp.	387	45,937
United Parcel Service, Inc., Class B	349	24,978
Total Transportation		310,678

Water-0.1%
American Water Works Co., Inc.	462	17,122

Total Common Stocks (Cost $14,309,188)		15,183,620

MONEY MARKET FUND–1.4%
Fidelity Institutional Prime Money Market Portfolio - Class I (Cost $209,240)	209,240	209,240

Total Investments–100.0% (Cost $14,518,428)		15,392,860
Liabilities in Excess of Other Assets–(0.0%)†		(3,193)
Net Assets–100.0%		$15,389,667

*	Non-income producing security
†	Less than (0.05)%.

ADVISORSHARES TRUST
MADRONA GLOBAL BOND ETF
Schedule of Investments

September 30, 2012 (Unaudited)
Investments	Shares	Value
EXCHANGE TRADED FUNDS–99.3%
Asset Allocation Fund-4.1%
SPDR Barclays Capital Convertible Securities ETF	23,184	$917,623

Debt Fund-91.2%
iShares iBoxx $ High Yield Corporate Bond Fund	11,932	1,102,159
iShares iBoxx $ Investment Grade Corporate Bond Fund	33,030	4,022,063
iShares S&P/Citigroup International Treasury Bond Fund	8,970	922,385
Peritus High Yield ETF	30,892	1,541,789
PIMCO 1-5 Year US TIPS Index Fund	16,244	875,876
PowerShares Build America Bond Portfolio	29,002	871,800
PowerShares Emerging Markets Sovereign Debt Portfolio	37,395	1,147,652
PowerShares Insured National Municipal Bond Portfolio	25,788	664,041
PowerShares International Corporate Bond Portfolio	48,366	1,390,039
SPDR DB International Government Inflation-Protected Bond ETF	11,077	686,331
Vanguard Intermediate-Term Government Bond ETF	13,087	870,024
Vanguard Long-Term Government Bond ETF	8,319	639,066
Vanguard Mortgage-Backed Securities ETF	66,233	3,501,739
Vanguard Short-Term Bond ETF	8,043	655,102
Vanguard Short-Term Government Bond ETF	14,273	870,510
WisdomTree Emerging Markets Corporate Bond Fund	8,576	676,389
Total Debt Fund		20,436,965

Equity Fund-4.0%
PowerShares Financial Preferred Portfolio	47,956	885,268

Total Exchange Traded Funds (Cost $21,256,715)		22,239,856

MONEY MARKET FUND–0.7%
Fidelity Institutional Prime Money Market Portfolio - Class I (Cost $168,845)	168,845	168,845

ADVISORSHARES TRUST
MADRONA GLOBAL BOND ETF
Schedule of Investments (continued)

September 30, 2012 (Unaudited)
Investments	Shares	Value
Total Investments–100.0% (Cost $21,425,560)		$22,408,701
Liabilities in Excess of Other Assets–(0.0%)†		(10,857)
Net Assets–100.0%		$22,397,844

ETF - Exchange Traded Fund
TIPS - Treasury Inflation Protected Security
†	Less than (0.05)%.

ADVISORSHARES TRUST
MADRONA INTERNATIONAL ETF
Schedule of Investments

September 30, 2012 (Unaudited)
Investments	Shares	Value
COMMON STOCKS–98.4%
Advertising-0.8%
Publicis Groupe SA (France)(a)	4,568	$63,495
WPP PLC (Jersey Islands)(a)	829	56,480
Total Advertising		119,975

Aerospace/Defense-1.0%
BAE Systems PLC (United Kingdom)(a)	1,224	25,667
Rolls-Royce Holdings PLC (United Kingdom)(a)	830	56,283
Safran SA (France)(a)	1,787	63,885
Total Aerospace/Defense		145,835

Agriculture-0.4%
British American Tobacco PLC (United Kingdom)(a)	274	28,124
Imperial Tobacco Group PLC (United Kingdom)(a)	431	31,911
Total Agriculture		60,035

Airlines-0.4%
Ryanair Holdings PLC (Ireland)(a)	1,614	52,051

Apparel-0.3%
Burberry Group PLC (United Kingdom)(a)	1,516	49,209

Auto Manufacturers-4.2%
Bayerische Motoren Werke AG (Germany)(a)	3,650	88,622
Daimler AG (Germany)(a)	1,445	70,559
Honda Motor Co. Ltd. (Japan)(a)	2,806	86,705
Nissan Motor Co. Ltd. (Japan)(a)	4,785	81,477
Tata Motors Ltd. (India)(a)	4,404	113,095
Toyota Motor Corp. (Japan)(a)	1,172	92,014
Volvo AB (Sweden)(a)	5,268	74,331
Total Auto Manufacturers		606,803

Auto Parts & Equipment-1.3%
Cie Generale des Etablissements Michelin (France)(a)	4,313	68,102

ADVISORSHARES TRUST
MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

Investments	Shares	Value
Auto Parts & Equipment-1.3% (continued)
Denso Corp. (Japan)(a)	3,961	$62,307
Weichai Power Co. Ltd. (China)(a)	4,539	54,985
Total Auto Parts & Equipment		185,394

Banks-14.3%
Australia & New Zealand Banking Group Ltd. (Australia)(a)	703	18,063
Banco Bilbao Vizcaya Argentaria SA (Spain)(a)	4,221	32,713
Banco Bradesco SA (Brazil)(a)	4,937	79,338
Banco de Chile (Chile)(a)	418	34,861
Banco do Brasil SA (Brazil)(a)	8,351	103,886
Banco Santander Chile (Chile)(a)	439	32,152
Banco Santander SA (Spain)(a)	11,839	88,319
Bancolombia SA (Colombia)(a)	1,213	72,428
Barclays PLC (United Kingdom)(a)	6,591	91,417
BNP Paribas SA (France)(a)	4,267	101,171
BOC Hong Kong Holdings Ltd. (Hong Kong)(a)	615	38,868
China Construction Bank Corp. (China)(a)	6,736	92,620
Credit Suisse Group AG (Switzerland)(a)	4,896	103,550
DBS Group Holdings Ltd. (Singapore)(a)	1,152	53,741
Hang Seng Bank Ltd. (Hong Kong)(a)	2,695	41,045
HDFC Bank Ltd. (India)(a)	2,021	75,949
HSBC Holdings PLC (United Kingdom)(a)	1,623	75,405
ICICI Bank Ltd. (India)(a)	1,950	78,273
Industrial & Commercial Bank of China Ltd. (China)(a)	8,182	95,402
Intesa Sanpaolo SpA (Italy)(a)	11,622	104,714
Itau Unibanco Holding SA (Brazil)(a)	4,286	65,490
Lloyds Banking Group PLC (United Kingdom)* (a)	47,387	117,994
National Australia Bank Ltd. (Australia)(a)	1,574	41,601
Royal Bank of Scotland Group PLC (United Kingdom)* (a)	14,120	117,478
Sberbank of Russia (Russia)(a)	5,623	65,508
Societe Generale SA (France)(a)	20,761	116,884
Turkiye Garanti Bankasi As (Turkey)(a)	19,093	82,673
United Overseas Bank Ltd. (Singapore)(a)	1,926	61,902
Total Banks		2,083,445

ADVISORSHARES TRUST
MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

Investments	Shares	Value
Beverages-2.0%
Anheuser-Busch InBev NV (Belgium)(a)	597	$51,288
Cia de Bebidas das Americas (Brazil)(a)	590	22,579
Coca-Cola Amatil Ltd. (Australia)(a)	667	18,803
Coca-Cola Femsa SAB de CV (Mexico)(a)	165	21,285
Fomento Economico Mexicano SAB de CV (Mexico)(a)	290	26,674
Heineken NV (Netherlands)(a)	1,780	52,937
Pernod-Ricard SA (France)(a)	1,961	44,613
SABMiller PLC (United Kingdom)(a)	1,055	46,420
Total Beverages		284,599

Biotechnology-0.3%
CSL Ltd. (Australia)(a)	1,384	33,008
Novozymes A/S (Denmark)(a)	561	15,568
Total Biotechnology		48,576

Building Materials-1.1%
CRH PLC (Ireland)(a)	3,130	60,096
Lafarge SA (France)(a)	7,635	102,080
Total Building Materials		162,176

Chemicals-3.7%
Air Liquide SA (France)(a)	854	21,196
Akzo Nobel NV (Netherlands)(a)	3,326	62,595
Asahi Kasei Corp. (Japan)(a)	7,029	72,188
BASF SE (Germany)(a)	680	57,480
Givaudan SA (Switzerland)(a)	1,098	20,950
Nitto Denko Corp. (Japan)(a)	3,632	85,461
Shin-Etsu Chemical Co. Ltd. (Japan)(a)	3,638	50,532
Sinopec Shanghai Petrochemical Co. Ltd. (China)(a)	548	14,012
Sociedad Quimica y Minera de Chile SA (Chile)(a)	217	13,376
Syngenta AG (Switzerland)(a)	599	44,835
Ultrapar Participacoes SA (Brazil)(a)	724	16,153

ADVISORSHARES TRUST
MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

Investments	Shares	Value
Chemicals-3.7% (continued)
Yara International ASA (Norway)(a)	1,602	$80,020
Total Chemicals		538,798

Coal-0.6%
Yanzhou Coal Mining Co. Ltd. (China)(a)	5,425	81,104

Commercial Services-1.7%
Brambles Ltd. (Australia)(a)	4,102	59,438
Cielo SA (Brazil)(a)	587	14,839
Experian PLC (Jersey Islands)(a)	2,706	45,190
Secom Co. Ltd. (Japan)(a)	7,293	94,590
SGS SA (Switzerland)(a)	1,657	34,085
Total Commercial Services		248,142

Computers-1.0%
Infosys Ltd. (India)(a)	1,132	54,947
Lenovo Group Ltd. (Hong Kong)(a)	5,301	87,043
Total Computers		141,990

Cosmetics/Personal Care-0.6%
Kao Corp. (Japan)(a)	937	27,595
L'Oreal SA (France)(a)	575	14,203
Unicharm Corp. (Japan)(a)	3,683	42,796
Total Cosmetics/Personal Care		84,594

Distribution/Wholesale-2.5%
ITOCHU Corp. (Japan)(a)	4,154	83,412
LI & Fung Ltd. (Hong Kong)(a)	19,107	57,321
Mitsubishi Corp. (Japan)(a)	1,920	69,178
Mitsui & Co. Ltd. (Japan)(a)	298	83,282
Wolseley PLC (Jersey Islands)(a)	15,090	64,434
Total Distribution/Wholesale		357,627

ADVISORSHARES TRUST
MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

Investments	Shares	Value
Diversified Financial Services-2.2%
Deutsche Boerse AG (Germany)(a)	6,722	$37,038
Nomura Holdings, Inc. (Japan)(a)	26,775	95,319
ORIX Corp. (Japan)(a)	1,644	82,381
Shinhan Financial Group Co. Ltd. (South Korea)(a)	951	63,850
Woori Finance Holdings Co. Ltd. (South Korea)(a)	1,625	48,035
Total Diversified Financial Services		326,623

Electric-3.5%
Centrais Eletricas Brasileiras SA (Brazil)(a)	7,858	46,598
Cia Energetica de Minas Gerais (Brazil)(a)	1,437	17,416
Cia Paranaense de Energia (Brazil)(a)	2,078	34,121
CLP Holdings Ltd. (Hong Kong)(a)	5,642	47,223
CPFL Energia SA (Brazil)(a)	1,291	28,286
E.ON AG (Germany)(a)	3,237	76,749
EDF SA (France)(a)	15,422	63,539
Empresa Nacional de Electricidad SA (Chile)(a)	212	10,167
GDF Suez (France)(a)	1,707	38,237
Huaneng Power International, Inc. (China)(a)	3,142	94,040
Iberdrola SA (Spain)(a)	1,261	22,736
Power Assets Holdings Ltd. (Hong Kong)(a)	2,014	17,059
SSE PLC (United Kingdom)(a)	788	17,809
Total Electric		513,980

Electrical Components & Equipment-0.7%
Hitachi Ltd. (Japan)(a)	390	21,645
Nidec Corp. (Japan)(a)	1,570	28,872
Schneider Electric SA (France)(a)	4,054	47,959
Total Electrical Components & Equipment		98,476

Electronics-2.2%
Hoya Corp. (Japan)(a)	2,547	55,983
Koninklijke Philips Electronics NV, Class Y (Netherlands)	3,644	85,452
Kyocera Corp. (Japan)(a)	402	34,769
Panasonic Corp. (Japan)(a)	5,211	34,236

ADVISORSHARES TRUST
MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

Investments	Shares	Value
Electronics-2.2% (continued)
Sony Corp. (Japan)(a)	7,305	$85,469
Toshiba Corp. (Japan)(a)	1,167	22,371
Total Electronics		318,280

Engineering & Construction-1.0%
ABB Ltd. (Switzerland)(a)	2,769	51,780
JGC Corp. (Japan)(a)	1,140	75,879
Vinci SA (France)(a)	1,349	14,259
Total Engineering & Construction		141,918

Food-3.7%
BRF - Brasil Foods SA (Brazil)(a)	5,097	88,178
Carrefour SA (France)(a)	19,026	78,197
Cencosud SA (Chile)(a)	1,840	33,764
Cia Brasileira de Distribuicao Grupo Pao de Acucar (Brazil)(a)	1,702	76,777
Danone SA (France)(a)	2,054	25,162
J Sainsbury PLC (United Kingdom)(a)	2,600	57,876
Koninklijke Ahold NV (Netherlands)(a)	4,181	52,095
Nestle SA (Switzerland)(a)	206	13,021
Tesco PLC (United Kingdom)(a)	2,012	32,554
Unilever NV (Netherlands)	665	23,594
William Morrison Supermarkets PLC (United Kingdom)(a)	2,628	60,208
Total Food		541,426

Food Service-0.3%
Compass Group PLC (United Kingdom)(a)	3,370	37,238

Forest Products & Paper-0.3%
Svenska Cellulosa AB (Sweden)(a)	2,431	45,066

Gas-0.4%
Centrica PLC (United Kingdom)(a)	1,065	22,461
PT Perusahaan Gas Negara (Indonesia)(a)	2,047	41,452

ADVISORSHARES TRUST
MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

Investments	Shares	Value
Gas-0.4% (continued)
Total Gas		$63,913

Hand/Machine Tools-0.6%
Sandvik AB (Sweden)(a)	6,136	83,266

Healthcare - Products-0.5%
Essilor International SA (France)(a)	357	16,829
Luxottica Group SpA (Italy)(a)	1,286	45,344
Smith & Nephew PLC (United Kingdom)(a)	314	17,308
Total Healthcare - Products		79,481

Holding Companies - Diversified-1.2%
Hutchison Whampoa Ltd. (Hong Kong)(a)	4,350	83,598
Keppel Corp. Ltd. (Singapore)(a)	2,376	43,956
LVMH Moet Hennessy Louis Vuitton SA (France)(a)	1,767	53,134
Total Holding Companies - Diversified		180,688

Household Products/Wares-0.1%
Reckitt Benckiser Group PLC (United Kingdom)(a)	976	11,185

Insurance-6.7%
Aegon NV, Class G (Netherlands)	18,004	93,801
AIA Group Ltd. (Hong Kong)(a)	3,925	58,561
Allianz SE (Germany)(a)	8,358	99,209
Aviva PLC (United Kingdom)(a)	4,371	45,502
AXA SA (France)(a)	6,006	89,489
China Life Insurance Co. Ltd. (China)(a)	1,402	60,805
ING Groep NV (Netherlands)* (a)	13,753	108,511
MS&AD Insurance Group Holdings (Japan)(a)	9,313	79,440
Prudential PLC (United Kingdom)(a)	1,519	39,494
Sampo OYI, Class A (Finland)(a)	3,923	60,532
Swiss Re AG (Switzerland)(a)	1,370	88,461
Tokio Marine Holdings, Inc. (Japan)(a)	2,971	75,018
Zurich Insurance Group AG (Switzerland)(a)	2,825	70,710

ADVISORSHARES TRUST
MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

Investments	Shares	Value
Insurance-6.7% (continued)
Total Insurance		$969,533

Internet-1.4%
Baidu, Inc. (Cayman Islands)* (a)	756	88,316
NetEase.com (Cayman Islands)* (a)	1,208	67,817
Tencent Holdings Ltd. (Cayman Islands)(a)	1,556	52,717
Total Internet		208,850

Iron/Steel-1.2%
ArcelorMittal (Luxembourg)	4,875	70,395
Gerdau SA (Brazil)(a)	1,645	15,644
Rio Tinto PLC (United Kingdom)(a)	1,820	85,103
Total Iron/Steel		171,142

Lodging-0.8%
Melco Crown Entertainment Ltd., Class Participation Certificate (Hong Kong)* (a)	8,821	118,907

Machinery - Construction & Mining-0.7%
Atlas Copco AB, Class A (Sweden)(a)	1,982	46,696
Komatsu Ltd. (Japan)(a)	2,926	57,028
Total Machinery - Construction & Mining		103,724

Machinery - Diversified-1.0%
Alstom SA (France)(a)	27,504	94,613
Kubota Corp. (Japan)(a)	988	49,914
Total Machinery - Diversified		144,527

Media-1.1%
British Sky Broadcasting Group PLC (United Kingdom)(a)	1,068	51,050
Grupo Televisa SA (Mexico)(a)	1,638	38,509
Jupiter Telecommunications Co. Ltd. (Japan)(a)	1,806	18,132
Pearson PLC (United Kingdom)(a)	690	13,483
Reed Elsevier NV (Netherlands)(a)	717	19,087

ADVISORSHARES TRUST
MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

Investments	Shares	Value
Media-1.1% (continued)
Reed Elsevier PLC (United Kingdom)(a)	683	$26,098
Total Media		166,359

Metal Fabricate/Hardware-1.0%
Assa Abloy AB (Sweden)(a)	3,981	64,373
Tenaris SA (Luxembourg)(a)	2,175	88,675
Total Metal Fabricate/Hardware		153,048

Mining-4.8%
Anglo American PLC (United Kingdom)(a)	1,582	23,176
AngloGold Ashanti Ltd. (South Africa)(a)	1,580	55,379
BHP Billiton Ltd. (Australia)(a)	976	66,964
BHP Billiton PLC (United Kingdom)(a)	1,405	87,756
Cia de Minas Buenaventura SA (Peru)(a)	2,179	84,894
Impala Platinum Holdings Ltd. (South Africa)(a)	2,687	44,792
Newcrest Mining Ltd. (Australia)(a)	3,306	98,188
Randgold Resources Ltd. (Jersey Islands)(a)	922	113,406
Sterlite Industries India Ltd. (India)(a)	11,489	87,202
Xstrata PLC (United Kingdom)(a)	10,690	32,284
Total Mining		694,041

Miscellaneous Manufacturing-1.0%
FUJIFILM Holdings Corp. (Japan)(a)	4,011	66,623
Siemens AG (Germany)(a)	803	80,420
Total Miscellaneous Manufacturing		147,043

Office/Business Equipment-0.4%
Canon, Inc. (Japan)(a)	1,823	58,354

Oil & Gas-6.3%
BG Group PLC (United Kingdom)(a)	2,997	60,839
BP PLC (United Kingdom)(a)	557	23,595
China Petroleum & Chemical Corp. (China)(a)	462	42,698
CNOOC Ltd. (Hong Kong)(a)	143	28,990

ADVISORSHARES TRUST
MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

Investments	Shares	Value
Oil & Gas-6.3% (continued)
Ecopetrol SA (Colombia)(a)	1,482	$87,334
Eni SpA (Italy)(a)	1,574	69,004
PetroChina Co. Ltd. (China)(a)	462	59,672
Petroleo Brasileiro SA (Brazil)(a)	1,168	26,794
Repsol YPF SA (Spain)(a)	5,006	96,616
Royal Dutch Shell PLC, Class A (United Kingdom)(a)	1,021	70,868
Sasol Ltd. (South Africa)(a)	1,916	85,415
Statoil ASA (Norway)(a)	3,245	83,689
Total SA (France)(a)	1,009	50,551
Tullow Oil PLC (United Kingdom)(a)	1,196	13,096
Woodside Petroleum Ltd. (Australia)(a)	863	29,437
YPF SA (Argentina)(a)	7,360	95,680
Total Oil & Gas		924,278

Oil & Gas Services-1.0%
Petrofac Ltd. (Jersey Islands)(a)	6,117	78,726
Technip SA (France)(a)	2,190	60,926
Total Oil & Gas Services		139,652

Pharmaceuticals-2.9%
Astellas Pharma, Inc. (Japan)(a)	724	36,526
Daiichi Sankyo Co. Ltd. (Japan)(a)	4,166	68,406
Eisai Co. Ltd. (Japan)(a)	253	11,415
Elan Corp. PLC (Ireland)* (a)	3,099	33,221
GlaxoSmithKline PLC (United Kingdom)(a)	730	33,755
Grifols SA (Spain)* (a)	3,249	74,175
NOVO Nordisk A/S (Denmark)(a)	237	37,401
Roche Holding AG (Switzerland)(a)	622	29,228
Shire PLC (Jersey Islands)(a)	558	49,494
Teva Pharmaceutical Industries Ltd. (Israel)(a)	1,307	54,123
Total Pharmaceuticals		427,744

Real Estate Investment Trust-1.1%
China Overseas Land & Investment Ltd. (Hong Kong)(a)	1,145	86,047

ADVISORSHARES TRUST
MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

Investments	Shares	Value
Real Estate Investment Trust 1.1% (continued)
Hang Lung Properties Ltd. (Hong Kong)(a)	4,130	$69,962
Total Real Estate Investment Trust		156,009

Retail-3.6%
Aeon Co. Ltd. (Japan)(a)	1,659	18,879
Belle International Holdings Ltd. (Cayman Islands)(a)	2,950	52,658
CIE Financiere Richemont SA (Switzerland)(a)	13,914	83,206
Fast Retailing Co. Ltd. (Japan)(a)	2,971	68,868
Hennes & Mauritz AB (Sweden)(a)	3,453	23,722
Inditex SA (Spain)(a)	1,550	38,688
Kingfisher PLC (United Kingdom)(a)	6,774	57,579
Marks & Spencer Group PLC (United Kingdom)(a)	4,161	47,935
Seven & I Holdings Co. Ltd. (Japan)(a)	568	34,733
Swatch Group AG (The) (Switzerland)(a)	3,203	64,124
Woolworths Holdings Ltd. (South Africa)-GDR	430	31,376
Total Retail		521,768

Semiconductors-1.8%
Advanced Semiconductor Engineering, Inc. (Taiwan)(a)	17,321	64,607
ARM Holdings PLC (United Kingdom)(a)	1,206	33,744
ASML Holding NV (Netherlands)	607	32,584
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)(a)	3,833	60,638
United Microelectronics Corp. (Taiwan)(a)	33,761	69,210
Total Semiconductors		260,783

Software-0.3%
Dassault Systemes SA (France)(a)	358	37,783

Telecommunications-7.2%
America Movil SAB de CV, Series L (Mexico)(a)	895	22,769
BT Group PLC (United Kingdom)(a)	846	31,471
China Mobile Ltd. (Hong Kong)(a)	215	11,902
China Telecom Corp. Ltd. (China)(a)	1,220	70,723
China Unicom Ltd. (Hong Kong)(a)	6,604	107,711

ADVISORSHARES TRUST
MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

Investments	Shares	Value
Telecommunications-7.2% (continued)
Deutsche Telekom AG (Germany)(a)	2,821	$34,783
KDDI Corp. (Japan)(a)	2,306	44,621
Mobile TeleSystems (Russia)(a)	1,713	30,012
MTN Group Ltd. (South Africa)(a)	3,200	61,920
Nippon Telegraph & Telephone Corp. (Japan)(a)	495	11,736
NTT DoCoMo, Inc. (Japan)(a)	1,180	19,069
Oi SA (Brazil)(a)	2,184	8,780
PT Telekomunikasi Indonesia Tbk (Indonesia)(a)	506	19,699
Singapore Telecommunications Ltd. (Singapore)(a)	650	16,868
Soft Bank Corp. (Japan)(a)	3,539	71,629
Swisscom AG (Switzerland)(a)	1,523	61,331
Telefonaktiebolaget LM Ericsson (Sweden)(a)	5,240	47,841
Telenor ASA (Norway)(a)	1,266	73,820
Telstra Corp. Ltd. (Australia)(a)	746	15,107
Tim Participacoes SA (Brazil)(a)	2,577	49,530
Turkcell Iletisim Hizmetleri AS (Turkey)* (a)	3,654	55,322
VimpelCom Ltd. (Bermuda)(a)	10,992	130,805
Vodafone Group PLC (United Kingdom)(a)	720	20,516
PT XL Axiata Tbk (Indonesia)* (a)	2,845	38,379
Total Telecommunications		1,056,344

Transportation-1.0%
Deutsche Post AG (Germany)(a)	3,015	59,184
East Japan Railway Co. (Japan)(a)	7,719	84,909
Total Transportation		144,093

Water-0.2%
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)(a)	432	35,083

Total Common Stocks (Cost $14,360,353)		14,330,958

ADVISORSHARES TRUST
MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

Investments	Shares	Value
MONEY MARKET FUND–1.6%
Fidelity Institutional Prime Money Market Portfolio - Class I (Cost $236,031)	236,031	$236,031
Total Investments–100.0% (Cost $14,596,384)		14,566,989
Other Assets in Excess of Liabilities–0.0%†		5,643
Net Assets–100.0%		$14,572,632

GDR – Global Depositary Receipts

(a)	American Depositary Receipt
*	Non-income producing security
†	Less than 0.05%

ADVISORSHARES TRUST
MEIDELL TACTICAL ADVANTAGE ETF
Schedule of Investments

September 30, 2012 (Unaudited)
Investments	Shares	Value
EXCHANGE TRADED FUNDS–96.6%
Commodity Fund-4.9%
PowerShares DB Commodity Index Tracking Fund*	10,829	$310,576

Equity Fund-91.7%
Guggenheim S&P Equal Weight ETF	5,906	308,175
iShares Core S&P Mid-Cap ETF	6,088	600,764
iShares MSCI EAFE Index Fund	11,615	615,595
iShares MSCI Emerging Markets Index	15,042	621,536
iShares S&P Europe 350 Index Fund	8,495	310,237
iShares S&P MidCap 400 Growth Index Fund	5,343	598,202
iShares S&P MidCap 400 Value Index Fund	7,095	603,146
iShares S&P SmallCap 600 Value Index Fund	7,922	625,838
iShares S&P Small-Cap ETF	8,033	619,103
SPDR S&P Emerging Markets SmallCap ETF	7,090	315,151
Vanguard FTSE All-World ex-US Index Fund	14,250	612,180
Total Equity Fund		5,829,927
Total Exchange Traded Funds (Cost $6,103,025)		6,140,503

MONEY MARKET FUND–3.4%
Dreyfus Institutional Reserves Treasury Fund - Institutional Class (Cost $213,219)	213,219	213,219
Total Investments–100.0% (Cost $6,316,244)		6,353,722
Other Assets in Excess of Liabilities–0.0%†		541
Net Assets–100.0%		$6,354,263

ETF - Exchange Traded Fund

*	Non-income producing security
†	Less than 0.05%

ADVISORSHARES TRUST
PERITUS HIGH YIELD ETF
Schedule of Investments

September 30, 2012 (Unaudited)
Investments	Shares	Value
CORPORATE BONDS–82.1%

Advertising–2.2%
Affinion Group, Inc., 7.88%, 12/15/18	3,655,000	$3,006,237

Aerospace/Defense–2.0%
Ducommun, Inc., 9.75%, 07/15/18	2,531,000	2,682,860

Auto Manufacturers–2.0%
Navistar International Corp., 8.25%, 11/01/21	2,785,000	2,656,194

Auto Parts & Equipment–2.3%
Exide Technologies, 8.63%, 02/01/18	3,482,000	3,033,692

Beverages–2.5%
CEDC Finance Corp. International, Inc., 9.13%, 12/01/16‡	4,900,000	3,417,750

Chemicals–3.1%
American Pacific Corp., 9.00%, 02/01/15	846,000	869,646
Phibro Animal Health Corp., 9.25%, 07/01/18‡	3,330,000	3,246,750
Total Chemicals		4,116,396

Commercial Services–5.4%
DynCorp International, Inc., 10.38%, 07/01/17	3,329,000	2,887,907
Harland Clarke Holdings Corp., 9.50%, 05/15/15	3,805,000	3,177,175
Harland Clarke Holdings Corp., 9.75%, 08/01/18‡	1,200,000	1,152,000
Total Commercial Services		7,217,082

Computers–4.2%
Spansion LLC, 7.88%, 11/15/17	3,250,000	3,233,750
Stream Global Services, Inc., 11.25%, 10/01/14	2,351,000	2,456,795
Total Computers		5,690,545

Distribution / Wholesale–2.4%
SGS International, Inc., 12.00%, 12/15/13	3,190,000	3,233,863

ADVISORSHARES TRUST
PERITUS HIGH YIELD ETF
Schedule of Investments (continued)

September 30, 2012 (Unaudited)
Investments	Shares	Value

Diversified Financial Services–2.3%
GFI Group, Inc., 8.38%, 07/19/18	3,525,000	$3,110,813

Electrical Components & Equipment–2.3%
Advanced Lighting Technologies, Inc., 10.50%, 06/01/19‡	3,100,000	3,084,500

Electronics–4.9%
Sanmina-SCI Corp., 7.00%, 05/15/19‡	2,080,000	2,111,200
Stoneridge, Inc., 9.50%, 10/15/17‡	1,740,000	1,887,900
Viasystems, Inc., 7.88%, 05/01/19‡	2,650,000	2,650,000
Total Electronics		6,649,100

Environmental Control–2.1%
EnergySolutions, Inc. / EnergySolutions LLC, 10.75%, 08/15/18	3,050,000	2,798,375

Food–7.2%
Bumble Bee Acquisition Corp., 9.00%, 12/15/17‡	2,226,000	2,340,082
Chiquita Brands International, Inc., 7.50%, 11/01/14	1,820,000	1,820,000
Harmony Foods Corp., 10.00%, 05/01/16‡	2,530,000	2,669,150
SUPERVALU, Inc., 8.00%, 05/01/16	3,235,000	2,903,413
Total Food		9,732,645

Forest Products & Paper–2.4%
Exopack Holding Corp., 10.00%, 06/01/18	3,285,000	3,170,025

Healthcare - Products–5.4%
Kinetic Concepts, Inc., 12.50%, 11/01/19‡	3,215,000	3,054,250
Rotech Healthcare, Inc., 10.50%, 03/15/18	2,375,000	1,377,500
Rotech Healthcare, Inc., 10.75%, 10/15/15	2,885,000	2,841,725
Total Healthcare - Products		7,273,475

Healthcare - Services–10.3%
Alliance Healthcare Services, Inc., 8.00%, 12/01/16	3,410,000	2,932,600

ADVISORSHARES TRUST
PERITUS HIGH YIELD ETF
Schedule of Investments (continued)

September 30, 2012 (Unaudited)
Investments	Shares	Value
Kindred Healthcare, Inc., 8.25%, 06/01/19	3,140,000	$3,069,350
Radiation Therapy Services, Inc., 8.88%, 01/15/17	2,960,000	2,871,200
Radnet Management, Inc., 10.38%, 04/01/18	3,005,000	3,050,075
Select Medical Holdings Corp., 6.43%@, 09/15/15	1,925,000	1,929,812
Total Healthcare - Services		13,853,037

Household Products / Wares–1.3%
Central Garden & Pet Co., 8.25%, 03/01/18	1,625,000	1,730,625

Leisure Time–2.1%
ICON Health & Fitness, 11.88%, 10/15/16‡	2,925,000	2,753,156

Miscellaneous Manufacturing–2.0%
JB Poindexter & Co., Inc., 9.00%, 04/01/22‡	2,735,000	2,748,675

Oil & Gas–6.8%
Quicksilver Resources, Inc., 11.75%, 01/01/16	2,900,000	2,943,500
United Refining Co., 10.50%, 02/28/18	3,332,000	3,673,530
Venoco, Inc., 11.50%, 10/01/17	2,475,000	2,561,625
Total Oil & Gas		9,178,655

Retail–4.4%
Ferrellgas Partners LP, 8.63%, 06/15/20	3,350,000	3,257,875
RadioShack Corp., 6.75%, 05/15/19	4,350,000	2,588,250
Total Retail		5,846,125

Telecommunications–1.6%
Cincinnati Bell, Inc., 8.75%, 03/15/18	2,150,000	2,193,000

Transportation–0.9%
PHI, Inc., 8.63%, 10/15/18	1,185,000	1,247,213

Total Corporate Bonds (Cost $111,362,570)		110,424,038

ADVISORSHARES TRUST
PERITUS HIGH YIELD ETF
Schedule of Investments (continued)

September 30, 2012 (Unaudited)
Investments	Shares	Value
FOREIGN BONDS–12.9%

Airlines–3.1%
Air Canada, 12.00%, 02/01/16 (Canada)‡	4,319,711	$4,244,116

Oil & Gas–4.1%
Connacher Oil And Gas Ltd., 8.50%, 08/01/19 (Canada)‡	3,650,000	3,157,250
Welltec A/S, 8.00%, 02/01/19 (Denmark)‡	2,210,000	2,309,450
Total Oil & Gas		5,466,700

Transportation–5.7%
CHC Helicopter SA, 9.25%, 10/15/20 (Luxembourg)	3,186,000	3,289,545
Navios Maritime Holdings, Inc., 8.13%, 02/15/19 (Marshall Islands)	3,170,000	2,876,775
Ship Finance International Ltd., 8.50%, 12/15/13 (Bermuda)	1,555,000	1,562,775
Total Transportation		7,729,095

Total Foreign Bonds (Cost $17,085,325)		17,439,911

Total Investments–95.0% (Cost $128,447,895)		127,863,949
Other Assets in Excess of Liabilities–5.0%		6,675,719
Net Assets–100.0%		$134,539,668

‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
@	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2012.

ADVISORSHARES TRUST
ROCKLEDGE SECTOR SAM ETF
Schedule of Investments

September 30, 2012 (Unaudited)
Investments	Shares	Value
EXCHANGE TRADED FUNDS–99.0%
Equity Fund-99.0%
Consumer Discretionary Select Sector SPDR Fund(a)	8,919	$417,142
Financial Select Sector SPDR Fund(a)	26,770	417,612
Health Care Select Sector SPDR Fund(a)	10,475	420,152
Total Investments Before Securities Sold, Not Yet Purchased (Cost $1,273,189)		1,254,906

Securities Sold, Not Yet Purchased–(99.4)%

Equity Fund–(99.4)%
Consumer Staples Select Sector SPDR Fund	6,715	(240,598)
Energy Select Sector SPDR Fund	3,007	(220,954)
Industrial Select Sector SPDR Fund	5,368	(196,147)
Materials Select Sector SPDR Fund	1,772	(65,156)
Technology Select Sector SPDR Fund	15,160	(467,383)
Utilities Select Sector SPDR Fund	1,904	(69,306)
Total Securities Sold, Not Yet Purchased [Proceeds Received $(1,259,273)]		(1,259,544)

Total Investments–(0.4)% (Cost $13,916)		(4,638)
Other Assets in Excess of Liabilities–100.4%		1,271,850
Net Assets–100.0%		$1,267,212

(a)	Represents security, or a portion thereof, segregated as collateral for securities sold, not yet purchased.

Cash of $1,254,170 has been segregated to cover requirement for open short sales as of September 30, 2012.

ADVISORSHARES TRUST
TRIMTABS FLOAT SHRINK ETF
Schedule of Investments

September 30, 2012 (Unaudited)
Investments	Shares	Value
COMMON STOCKS–99.9%
Aerospace/Defense-1.9%
General Dynamics Corp.	1,396	$92,303
Raytheon Co.	1,604	91,685
Total Aerospace/Defense		183,988

Agriculture-2.7%
Altria Group, Inc.	2,583	86,247
Lorillard, Inc.	718	83,611
Philip Morris International, Inc.	1,029	92,548
Total Agriculture		262,406

Apparel-3.0%
Carter's, Inc.*	1,771	95,351
Coach, Inc.	1,789	100,220
Ralph Lauren Corp.	624	94,367
Total Apparel		289,938

Auto Parts & Equipment-1.0%
WABCO Holdings, Inc.*	1,626	93,771

Beverages-1.0%
Brown-Forman Corp., Class B	1,448	94,482

Biotechnology-1.1%
Gilead Sciences, Inc.*	1,624	107,720

Chemicals-3.0%
Airgas, Inc.	1,144	94,151
Albemarle Corp.	1,791	94,350
NewMarket Corp.	394	97,113
Total Chemicals		285,614

Commercial Services-11.1%
Apollo Group, Inc., Class A*	3,256	94,587

ADVISORSHARES TRUST
TRIMTABS FLOAT SHRINK ETF
Schedule of Investments (continued)

Investments	Shares	Value
Commercial Services-11.1% (continued)
Bridgepoint Education, Inc.*	9,646	$97,907
Chemed Corp.	1,465	101,510
Corporate Executive Board Co. (The)	2,031	108,923
Gartner, Inc.*	2,049	94,438
ITT Educational Services, Inc.*	2,924	94,240
Lender Processing Services, Inc.	3,623	101,045
Robert Half International, Inc.	3,351	89,237
SEI Investments Co.	4,255	91,270
Strayer Education, Inc.	1,477	95,045
Zillow, Inc., Class A*	2,383	100,515
Total Commercial Services		1,068,717

Computers-3.9%
Brocade Communications Systems, Inc.*	16,613	98,266
Dell, Inc.	9,100	89,726
Diebold, Inc.	2,811	94,759
International Business Machines Corp.	456	94,597
Total Computers		377,348

Diversified Financial Services-4.1%
American Express Co.	1,544	87,792
Franklin Resources, Inc.	786	98,305
Greenhill & Co., Inc.	2,261	117,007
World Acceptance Corp.*	1,336	90,113
Total Diversified Financial Services		393,217

Electronics-0.9%
Tech Data Corp.*	1,861	84,303

Engineering & Construction-1.0%
Chicago Bridge & Iron Co. N.V. (Netherlands)	2,662	101,396

Entertainment-1.0%
Dolby Laboratories, Inc., Class A*	2,860	93,665

ADVISORSHARES TRUST
TRIMTABS FLOAT SHRINK ETF
Schedule of Investments (continued)

Investments	Shares	Value
Food-1.0%
Fresh Market, Inc. (The)*	1,539	$92,309

Healthcare - Products-6.3%
C.R. Bard, Inc.	919	96,173
Cyberonics, Inc.*	2,018	105,784
Idexx Laboratories, Inc.*	1,020	101,337
Masimo Corp.*	3,992	96,527
St. Jude Medical, Inc.	2,442	102,881
Varian Medical Systems, Inc.*	1,664	100,372
Total Healthcare - Products		603,074

Healthcare - Services-1.0%
Laboratory Corp. of America Holdings*	1,069	98,851

Insurance-1.0%
Axis Capital Holdings Ltd. (Bermuda)	2,772	96,798

Internet-6.1%
Ancestry.com, Inc.*	3,091	92,977
Expedia, Inc.	1,837	106,252
F5 Networks, Inc.*	956	100,093
Opentable, Inc.*	2,285	95,056
Symantec Corp.*	5,887	105,966
TripAdvisor, Inc.*	2,574	84,762
Total Internet		585,106

Machinery-1.0%
Gardner Denver, Inc.	1,606	97,019

Media-3.1%
DIRECTV*	1,851	97,103
Scripps Networks Interactive, Inc., Class A	1,650	101,030

ADVISORSHARES TRUST
TRIMTABS FLOAT SHRINK ETF
Schedule of Investments (continued)

Investments	Shares	Value
Media-3.1% (continued)
Viacom, Inc., Class B	1,947	$104,340
Total Media		302,473

Mining-1.0%
Southern Copper Corp.	2,900	99,644

Miscellaneous Manufacturing-1.0%
Cooper Industries PLC, Class A (Ireland)	1,261	94,651

Office/Business Equipment-1.0%
Pitney Bowes, Inc.	6,912	95,524

Pharmaceuticals-3.9%
Herbalife Ltd. (Cayman Islands)	1,940	91,956
McKesson Corp.	1,001	86,116
Medicis Pharmaceutical Corp., Class A	2,238	96,838
Pfizer, Inc.	3,946	98,058
Total Pharmaceuticals		372,968

Retail-23.1%
Bed Bath & Beyond, Inc.*	1,441	90,783
Best Buy Co., Inc.	5,122	88,047
Brinker International, Inc.	2,880	101,664
Cheesecake Factory, Inc. (The)	2,721	97,276
Chico's FAS, Inc.	5,261	95,277
Children's Place Retail Stores, Inc. (The)*	1,774	106,440
Cracker Barrel Old Country Store, Inc.	1,454	97,644
Dillard's, Inc., Class A	1,386	100,235
Finish Line, Inc. (The), Class A	4,245	96,531
Gamestop Corp., Class A	4,795	100,695
Gap, Inc. (The)	2,724	97,465
Hibbett Sports, Inc.*	1,620	96,309
Home Depot, Inc. (The)	1,693	102,206
HSN, Inc.	2,096	102,809

ADVISORSHARES TRUST
TRIMTABS FLOAT SHRINK ETF
Schedule of Investments (continued)

Investments	Shares	Value
Retail-23.1% (continued)
Kohl's Corp.	1,848	$94,654
Panera Bread Co., Class A*	613	104,756
PetSmart, Inc.	1,392	96,020
Ross Stores, Inc.	1,336	86,306
Saks, Inc.*	8,698	89,676
Target Corp.	1,474	93,555
TJX Cos., Inc. (The)	2,024	90,655
Walgreen Co.	2,529	92,157
Williams-Sonoma, Inc.	2,369	104,165
Total Retail		2,225,325

Semiconductors-3.7%
Atmel Corp.*	16,549	87,048
Cirrus Logic, Inc.*	2,508	96,282
QLogic Corp.*	7,845	89,590
Veeco Instruments, Inc.*	2,664	79,973
Total Semiconductors		352,893

Software-7.0%
Acxiom Corp.*	5,715	104,413
Akamai Technologies, Inc.*	2,563	98,060
CA, Inc.	3,720	95,846
Dun & Bradstreet Corp. (The)	1,210	96,340
Electronic Arts, Inc.*	7,451	94,553
Fiserv, Inc.*	1,247	92,316
Intuit, Inc.	1,524	89,733
Total Software		671,261

Telecommunications-3.0%
Arris Group, Inc.*	7,160	91,577
Cisco Systems, Inc.	5,191	99,096
Neustar, Inc., Class A*	2,564	102,637
Total Telecommunications		293,310

ADVISORSHARES TRUST
TRIMTABS FLOAT SHRINK ETF
Schedule of Investments (continued)

Investments	Shares	Value
Toys/Games/Hobbies-1.0%
Mattel, Inc.	2,589	$91,858
Total Common Stocks (Cost $9,033,485)		9,609,629

MONEY MARKET FUND–0.0%†
Wells Fargo Advantage Government Money Market Fund, Institutional Class (Cost $1,958)	1,958	1,958
Total Investments–99.9% (Cost $9,035,443)		9,611,587
Other Assets in Excess of Liabilities–0.1%		5,662
Net Assets–100.0%		$9,617,249

*	Non-income producing security
†	Less than 0.05%

ADVISORSHARES TRUST
WCM/BNY MELLON FOCUSED GROWTH ADR ETF
Schedule of Investments

September 30, 2012 (Unaudited)
Investments	Shares	Value
COMMON STOCKS–97.1%
Beverages-9.2%
Cia de Bebidas das Americas (Brazil)(a)	4,983	$190,699
Coca-Cola Enterprises, Inc.	9,259	289,529
Coca-Cola Femsa SAB de CV (Mexico)(a)	1,064	137,256
Total Beverages		617,484

Biotechnology-3.8%
Novozymes A/S (Denmark)(a)	9,245	256,549

Chemicals-4.6%
Potash Corp. of Saskatchewan, Inc. (Canada)	7,144	310,193

Commercial Services-4.3%
SGS SA (Switzerland)(a)	14,053	289,070

Cosmetics / Personal Care-5.0%
L'Oreal SA (France)(a)	13,412	331,276

Diversified Financial Services-3.3%
Lazard Ltd., Class A (Bermuda)	7,469	218,319

Food-11.1%
BRF - Brasil Foods SA (Brazil)(a)	11,359	196,511
Jeronimo Martins, SGPS, SA (Portugal)(a)	3,900	130,572
Nestle SA (Switzerland)(a)	4,388	277,365
Shoprite Holdings Ltd. (South Africa)(a)	3,430	139,944
Total Food		744,392

Healthcare - Products-9.4%
Essilor International SA (France)(a)	6,502	306,504
Shandong Weigao Group Medical Polymer Co. Ltd. (China)(a)	29,435	155,122
Sysmex Corp. (Japan)(a)	7,070	170,246
Total Healthcare - Products		631,872

ADVISORSHARES TRUST
WCM/BNY MELLON FOCUSED GROWTH ADR ETF
Schedule of Investments (continued)

Investments	Shares	Value
Holding Companies - Diversified-2.2%
LVMH Moet Hennessy Louis Vuitton SA (France)(a)	4,842	$145,599

Insurance-4.0%
ACE Ltd. (Switzerland)	3,574	270,194

Internet-2.5%
Baidu, Inc. (China)*(a)	1,446	168,922

Machinery - Diversified-3.6%
Fanuc Corp. (Japan)(a)	9,118	243,724

Oil & Gas Services-4.4%
Core Laboratories N.V. (Netherlands)	2,402	291,795

Pharmaceuticals-4.4%
NOVO Nordisk A/S (Denmark)(a)	1,861	293,685

Retail-7.4%
Arcos Dorados Holdings, Inc., Class A (Argentina)	20,153	310,961
Wal-Mart de Mexico SAB de CV (Mexico)(a)	6,654	186,645
Total Retail		497,606

Semiconductors-11.6%
Arm Holdings PLC (United Kingdom)(a)	8,144	227,869
ASML Holding N.V. (Netherlands)	3,460	185,733
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)(a)	22,814	360,917
Total Semiconductors		774,519

Transportation-6.3%
Canadian National Railway Co. (Canada)	3,159	278,719
Kuehne + Nagel International AG (Switzerland)(a)	6,100	141,276

ADVISORSHARES TRUST
WCM/BNY MELLON FOCUSED GROWTH ADR ETF
Schedule of Investments (continued)

Investments	Shares	Value
Transportation-6.3% (continued)
Total Transportation		$419,995
Total Common Stocks (Cost $6,113,267)		6,505,194
MONEY MARKET FUND–5.3%
Invesco Government & Agency Portfolio - Private Investment Class (Cost $353,569)	353,569	353,569
Total Investments–102.4% (Cost $6,466,836)		6,858,763
Liabilities in Excess of Other Assets–(2.4%)		(159,667)
Net Assets–100.0%		$6,699,096

*	Non-income producing security
(a)	American Depositary Receipt

ADVISORSHARES TRUST

QAM EQUITY HEDGE ETF

Schedule of Investments

September 30, 2012 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED NOTES–0.6%
Commodity Fund-0.0%†
iPath Dow Jones-UBS Softs Subindex Total Return ETN*	13	$746

Equity Fund-0.6%
iPath MSCI India Index ETN*	268	15,734
Total Exchange Traded Notes (Cost $14,755)		16,480

EXCHANGE TRADED FUNDS–68.6%
Asset Allocation Fund-2.6%
Proshares Short Euro ETF*	1,712	66,151

Commodity Fund-0.9%
SPDR Gold Shares*	135	23,223

Debt Fund-19.7%
iShares Barclays Short Treasury Bond Fund(a)	2,270	250,200
SPDR Barclays Capital 1-3 Month T-Bill ETF	5,456	249,939
Total Debt Fund		500,139

Equity Fund-45.4%
First Trust Dow Jones Internet Index Fund	1,665	63,153
Guggenheim Canadian Energy Income ETF	1,093	18,406
Guggenheim China Small Capital ETF	2,783	54,992
Guggenheim Raymond James SB-1 Equity ETF	1,587	36,184
Guggenheim S&P 500 Equal Weight Energy ETF	292	18,840
Guggenheim S&P 500 Equal Weight ETF	3,177	165,776
Guggenheim S&P 500 Equal Weight Financials ETF	2,681	75,497
Guggenheim S&P Midcap 400 Pure Growth ETF	574	51,528
iShares Core S&P SmallCap ETF	401	30,905
iShares Dow Jones US Energy Sector Index Fund	6	253

ADVISORSHARES TRUST

QAM EQUITY HEDGE ETF

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Investments	Shares	Value
Equity Fund-45.4% (continued)
iShares Dow Jones US Medical Devices Index Fund	485	$33,344
iShares Dow Jones US Oil & Gas Exploration & Production Index Fund	157	10,065
iShares Dow Jones US Pharmaceuticals Index Fund	134	12,010
iShares MSCI EAFE Index Fund	761	40,333
iShares MSCI Emerging Markets Index Fund	330	13,636
iShares MSCI Japan Index Fund	842	7,713
iShares MSCI Pacific ex-Japan Index Fund	241	10,746
iShares MSCI South Korea Index Fund	138	8,160
iShares MSCI Taiwan Index Fund	2,789	37,261
iShares MSCI Thailand Investable Market Index Fund	269	20,398
iShares MSCI United Kingdom Index Fund	1,305	22,720
iShares Russell 1000 Growth Index Fund	868	57,896
iShares Russell 1000 Value Index Fund	534	38,544
iShares Russell 2000 Growth Index Fund	12	1,147
iShares Russell 2000 Value Index Fund	157	11,609
iShares Russell Microcap® Index Fund	1,090	57,596
iShares S&P Global Materials Sector Index Fund	21	1,246
iShares S&P Latin America 40 Index Fund	84	3,577
iShares S&P North American Natural Resources Sector Index Fund	997	39,391
iShares S&P/TOPIX 150 Index Fund	562	22,081
Market Vectors Indonesia Index ETF	604	17,268
Market Vectors Russia ETF	863	24,846
Market Vectors® Uranium+Nuclear Energy ETF	1,970	29,057
PowerShares Dynamic Market Portfolio	584	28,248
SPDR Russell/Nomura SmallCap Japan ETF	267	11,011
SPDR S&P Emerging Markets SmallCap ETF	1,710	76,010
Total Equity Fund		1,151,447
Total Exchange Traded Funds (Cost $1,710,843)		1,740,960

ADVISORSHARES TRUST

QAM EQUITY HEDGE ETF

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Investments	Shares	Value
MONEY MARKET FUND–29.5%
JP Morgan Prime Money Market Fund - Institutional Class (Cost $749,153)	749,153	$749,153
Total Investments Before Securities Sold, Not Yet Purchased (Cost $2,474,751)		2,506,593

EXCHANGE TRADED FUND–(0.6)%
Security Sold, Not Yet Purchased–(0.6)%
Asset Allocation Fund–(0.6)%
CurrencyShares Japanese Yen Trust*	126	(15,851)
Total Securities Sold, Not Yet Purchased [Proceeds Received $(15,769)]		(15,851)

Total Investments–98.1% (Cost $2,458,982)		2,490,742
Other Assets in Excess of Liabilities–1.9%		48,487
Net Assets–100.0%		$2,539,229

ETF - Exchange Traded Fund

† Less than 0.05%

* Non-income producing security

(a) All or a portion of the security is segregated as collateral in connection with the swaps positions carried by the Fund.

Total Return Swaps contracts outstanding as of September 30, 2012
Reference Entity	Number of Contracts	Termination Date	Notional Amounts	Market Value	Unrealized Appreciation/ (Depreciation)
CECE Net Total Return Index	4	10/08/2012	$9,770	$9,890	$120
EURO STOXX Large Net Return USD	37	10/08/2012	15,859	(15,481)	379
EURO STOXX Mid Net Return	190	10/08/2012	68,664	68,639	(25)
Market Vectors Russia Small-Cap ETF	1,930	10/08/2012	29,870	29,542	(328)
Net Unrealized Appreciation					$146

Cash held as collateral with broker for swap contracts was $15,669 at September 30, 2012.

Societe Generale acts as the counterparty to the total return swap contract listed above.  The Fund either receives fees from, or pay fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon financing rate.

ADVISORSHARES TRUST

STAR GLOBAL BUY-WRITE ETF

Schedule of Investments

September 30, 2012 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS–54.3%
Energy Select Sector SPDR Fund	6,314	$463,953
iShares Dow Jones US Real Estate Index Fund	7,110	457,813
iShares MSCI Emerging Markets Index Fund	13,289	549,101
SPDR S&P 500 ETF Trust	3,829	551,108
Total Exchange Traded Funds (Cost $2,048,935)		2,021,975

MONEY MARKET FUND–39.2%
BlackRock Liquidity Funds -T- Fund Portfolio - Institutional Class (Cost $1,461,030)	1,461,030	1,461,030

Description	Contracts	Value
PURCHASED PUT OPTION–1.4%
SPDR S&P 500 ETF Trust Option expiring 09/21/13 @ $120.00 (Cost $50,205)	110	51,315
WRITTEN CALL OPTION–(0.5)%
Energy Select Sector SPDR Fund Option expiring 11/17/12, Strike Price $75.00	(17)	(2,083)
Energy Select Sector SPDR Fund Option expiring 11/17/12, Strike Price $77.00	(42)	(2,436)
iShares Dow Jones US Real Estate Index Fund Option expiring 11/17/12, Strike Price $66.00	(24)	(1,272)
iShares Dow Jones US Real Estate Index Fund Option expiring 11/17/12, Strike Price $67.00	(47)	(1,222)
iShares MSCI Emerging Markets Index Fund Option expiring 11/17/12, Strike Price $42.00	(25)	(2,500)
iShares MSCI Emerging Markets Index Fund Option expiring 11/17/12, Strike Price $44.00	(88)	(2,772)
SPDR S&P 500 ETF Trust Option expiring 11/17/12, Strike Price $146.00	(7)	(1,330)
SPDR S&P 500 ETF Trust Option expiring 11/17/12, Strike Price $150.00	(25)	(1,387)
Total Written Call Options [Cost $(23,528)]		(15,002)

ADVISORSHARES TRUST

STAR GLOBAL BUY-WRITE ETF

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Investments	Contracts	Value
WRITTEN PUT OPTIONS–(0.1)%
iShares iBoxx $ High Yield Corporate Bond Fund Option expiring 10/20/12 @ 93.00	(20)	$(2,700)
iShares iBoxx $ High Yield Corporate Bond Fund Option expiring 11/17/12 @ 91.00	(16)	(1,440)
iShares iBoxx $ High Yield Corporate Bond Fund Option expiring 11/17/12 @ 93.00	(14)	$(2,870)
Total Written Put Options [Cost $(4,649)]		(7,010)
Total Investments–94.3% (Cost $3,531,993)		3,512,308
Other Assets in Excess of Liabilities–5.7%		211,021
Net Assets–100.0%		$3,723,329

ETF - Exchange Traded Fund

ADVISORSHARES TRUST

GLOBAL ALPHA & BETA ETF

Schedule of Investments

September 30, 2012 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–54.8%
Aerospace/Defense–2.9%
Northrop Grumman Corp.	582	$38,662

Agriculture–2.8%
Philip Morris International, Inc.	408	36,696

Apparel–2.0%
NIKE, Inc., Class B	274	26,005

Auto Manufacturers–2.4%
Volvo AB (Sweden)(a)	2,224	31,381

Banks–6.2%
Banco Santander Chile (Chile)(a)	572	41,893
Bank of Nova Scotia (Canada)	716	39,251
Total Banks		81,144

Beverages–3.1%
Diageo PLC (United Kingdom)(a)	362	40,808

Distribution/Wholesale–2.9%
Genuine Parts Co.	635	38,754

Electric–1.9%
NextEra Energy, Inc.	364	25,600

Food–2.9%
H.J. Heinz Co.	682	38,158

Iron / Steel–1.7%
Vale SA, Class B (Brazil)(a)	1,252	22,411

Oil & Gas–7.3%
Ecopetrol SA (Colombia)(a)	442	26,047
Statoil ASA (Norway)(a)	1,592	41,058
Suncor Energy, Inc.	866	28,448
Total Oil & Gas		95,553

Pharmaceuticals–9.9%
Johnson & Johnson	548	37,763
Novartis AG (Switzerland)(a)	664	40,677
Novo Nordisk A/S (Denmark)(a)	168	26,512
Teva Pharmaceutical Industries Ltd. (Israel)(a)	630	26,088

ADVISORSHARES TRUST

GLOBAL ALPHA & BETA ETF

Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Investments	Shares	Value
Total Pharmaceuticals		$131,040

Pipelines–2.8%
Kinder Morgan Energy Partners, LP	452	37,290

Savings and Loans–2.0%
Brookline Bancorp, Inc.	2,961	26,116

Semiconductors–2.0%
KLA-Tencor Corp.	542	25,856

Software–2.0%
MSCI, Inc., Class A*	732	26,198
Total Common Stocks (Cost $689,802)		721,672

EXCHANGE TRADED FUNDS–34.1%
Commodity Fund–2.1%
PowerShares DB Gold Fund*	450	27,486

Equity Fund–32.0%
Consumer Discretionary Select Sector SPDR Fund	852	39,848
First Trust NASDAQ Technology Dividend Index Fund	4,997	98,691
Global X Fertilizers/Potash ETF	1,900	26,695
iShares Dow Jones US Technology Sector Index Fund	1,313	99,617
iShares S&P Emerging Markets Infrastructure Index Fund	774	25,240
iShares S&P Global Utilities Sector Index Fund	596	25,133
iShares Dow Jones US Medical Devices Index Fund	378	25,988
PowerShares Water Resources Portfolio	1,352	26,351
Vanguard Telecommunication Services ETF	716	53,736
Total Equity Fund		421,299
Total Exchange Traded Funds (Cost $424,465)		448,785

MONEY MARKET FUND–9.9%
Wells Fargo Advantage Government Money Market Fund - Institutional Class (Cost $130,177)	130,177	130,177

ADVISORSHARES TRUST
GLOBAL ALPHA & BETA ETF
Schedule of Investments (continued)

September 30, 2012 (Unaudited)

Investments	Shares	Value
Total Investments–98.8% (Cost $1,244,444)		$1,300,634
Other Assets in Excess of Liabilities–1.2%		15,561
Net Assets–100.0%		$1,316,195

ETF - Exchange Traded Fund

(a) American Depositary Receipt

* Non-income producing security

At September 30, 2012, the cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

		Gross	Gross	Net Unrealized	Net Unrealzied
		Unrealized	Unrealized	Appreciation	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)	Swaps

Accuvest Global Long Short ETF	$14,370,318	$1,021,816	$(804,671)	$217,145	$-
Accuvest Global Opportunities	14,532,415	625,386	-	625,386	-
Ranger Equity Bear ETF	(142,289,090)	10,506,699	(15,597,022)	(5,090,323)	-
Cambria Global Tactical ETF	68,623,927	3,923,955	(77,479)	3,846,476	-
Global Echo ETF	4,937,863	264,179	(44,633)	219,546	-
Madrona Domestic ETF	14,518,428	1,533,414	(658,982)	874,432	-
Madrona Global Bond ETF	21,425,560	983,540	(399)	983,141	-
Madrona International ETF	14,596,384	868,514	(897,909)	(29,395)	-
Meidell Tactical Advantage ETF	6,316,244	78,220	(40,742)	37,478	-
Peritus High Yield ETF	128,447,895	2,558,015	(3,141,961)	(583,946)	-
Rockledge SectorSAM ETF	13,916	3,174	(21,728)	(18,554)	-
Trimtabs Float Shrink ETF	9,035,443	795,824	(219,680)	576,144	-
WCM/BNY Mellon Focused Growth ADR ETF	6,466,836	663,830	(271,903)	391,927	-
QAM Equity Hedge ETF	2,458,982	35,815	(4,055)	31,760	146
Star Global Buy-Write ETF	3,531,993	9,785	(29,470)	(19,685)	-
Global Alpha & Beta ETF	1,244,444	62,700	(6,510)	56,190	-

The Funds utilizes various inputs in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2012 in valuing the Funds’ assets carried at fair value:

	Accuvest Global Long Short ETF	Accuvest Global Opportunities	Ranger Equity Bear ETF	Cambria Global Tactical ETF	Global Echo ETF	Madrona Domestic ETF	Madrona Global Bond ETF	Madrona International ETF	Meidell Tactical Advantage ETF	Peritus High Yield ETF	Rockledge SectorSAM	TrimTabs Float Shrink ETF	WCM/BNY Mellon Focused Growth ADR ETF	QAM Equity Hedge ETF	Star Global Buy-Write ETF	Global Alpha & Beta ETF
Assets
Level 1
Exchange Traded Funds	$24,868,819.00	$15,157,801	$-	$71,371,902	$1,102,436	$-	$22,239,856	$-	$6,140,503	$-	$1,254,906	$-	$-	$1,757,440	$2,021,975	$448,785
Common Stocks	-	-	-	0	2,414,539	15,183,620	-	14,330,958		-	-	9,609,629	6,505,194	-	-	721,672
Money Market Fund	2,064,486	-	155,423,103	1,098,501	522,423	209,240	168,845	236,031	213,219	-	-	1,958	353,569	749,153	1,461,030	130,177
Option	-	-	-	-	-	-	-	-	-	-	-	-	-	-	51,315	-
Level 2
Common Stocks	-	-	-	-	66,446	-	-	-	-		-	-	-	-	-	-
Corporate Bonds	-	-	-	-	-	-	-	-	-	110,424,038	-	-	-	-	-	-
Foreign Bonds	-	-	-	-	-	-	-	-	-	17,439,911	-	-	-	-	-	-
Municipal Bonds	-	-	-	-	261,197	-	-	-	-	-	-	-	-	-	-	-
Government Bonds	-	-	-	-	790,368	-	-	-	-	-	-	-	-	-	-	-

Level 3	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-

Liabilities
Level 1
Exchange Traded Funds	(12,345,842)	-	-	-	-	-	-	-	-	-	(1,259,544)	-	-	(15,851)
Common Stocks	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
Options	-	-	-	-	-	-	-	-	-	-	-	-	-	-	(22,012)

Level 2	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-

Level 3	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-

Total	$14,587,463	$15,157,801	$155,423,103	$72,470,403	$5,157,409	$15,392,860	$22,408,701	$14,566,989	$6,353,722	$127,863,949	$(4,638)	$9,611,587	$6,858,763	$2,490,742	$3,512,308	$1,300,634

 The Funds did not hold any level 3 securities during the period.

The Funds’ policy is to disclose transfers between Levels based on valuations at the beginning of the reporting period. At September 30, 2012, there were no transfers between Level 1, 2 or 3, based on the valuation input Levels assigned to securities on June 30, 2012.

Item 2.    Controls and Procedures.

(a)	The Registrant’s Principal Executive and Treasurer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each Principal Executive Officer and Treasurer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	AdvisorShares Trust

By:	/s/ Noah Hamman
Noah Hamman
Chief Executive Officer

Date:	November 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Noah Hamman
Noah Hamman
Chief Executive Officer

Date:	November 28, 2012

By:	/s/ Dan Ahrens
Dan Ahrens
Treasurer

Date:	November 28, 2012